UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMEN T COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                       Date of fiscal year end: March 31
                                               ----------

                    Date of reporting period: June 30, 2017
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NASDAQ BANK ETF (FTXO)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  BANKS - 98.3%
       1,747,387  Bank of America Corp. ..............................................  $    42,391,609
         373,809  Bank of the Ozarks .................................................       17,520,428
         940,190  BB&T Corp. .........................................................       42,694,028
       1,293,655  Citigroup, Inc. ....................................................       86,519,646
       1,148,356  Citizens Financial Group, Inc. .....................................       40,973,342
         240,991  Comerica, Inc. .....................................................       17,650,181
         180,257  Cullen/Frost Bankers, Inc. .........................................       16,927,935
         715,493  East West Bancorp, Inc. ............................................       41,913,580
       1,251,693  F.N.B. Corp. .......................................................       17,723,973
       1,649,492  Fifth Third Bancorp ................................................       42,820,812
         975,346  First Horizon National Corp. .......................................       16,990,527
         179,396  First Republic Bank ................................................       17,957,540
       1,317,572  Huntington Bancshares, Inc. ........................................       17,813,573
         953,352  JPMorgan Chase & Co. ...............................................       87,136,373
         945,756  KeyCorp ............................................................       17,723,467
         250,265  M&T Bank Corp. .....................................................       40,530,417
         354,025  PacWest Bancorp ....................................................       16,532,967
         997,124  People's United Financial, Inc. ....................................       17,609,210
         274,686  Pinnacle Financial Partners, Inc. ..................................       17,250,281
         659,796  PNC Financial Services Group (The), Inc. ...........................       82,388,726
       2,829,403  Regions Financial Corp. ............................................       41,422,460
         115,525  Signature Bank (a)..................................................       16,581,303
       1,340,648  SunTrust Banks, Inc. ...............................................       76,041,555
          96,906  SVB Financial Group (a).............................................       17,035,106
         225,100  Texas Capital Bancshares, Inc. (a)..................................       17,422,740
       1,538,964  U.S. Bancorp .......................................................       79,903,011
         975,058  Umpqua Holdings Corp. ..............................................       17,902,065
         765,720  Wells Fargo & Co. ..................................................       42,428,545
         412,337  Zions Bancorporation ...............................................       18,105,718
                                                                                        ---------------
                                                                                          1,025,911,118
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 1.6%
       1,278,820  New York Community Bancorp, Inc. ...................................       16,790,906
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................    1,042,702,024
                  (Cost $1,014,865,175) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................        1,281,837
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $ 1,043,983,861
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $35,925,472 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,088,623.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ BANK ETF (FTXO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $ 1,042,702,024  $ 1,042,702,024  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.0%

                  BEVERAGES - 35.6%
           4,789  Brown-Forman Corp., Class B ........................................  $       232,745
          10,943  Coca-Cola (The) Co. ................................................          490,794
             621  Constellation Brands, Inc., Class A ................................          120,306
           2,681  Dr. Pepper/Snapple Group, Inc. .....................................          244,266
           5,249  Molson Coors Brewing Co., Class B ..................................          453,199
           2,244  Monster Beverage Corp. (a)..........................................          111,482
           4,257  PepsiCo, Inc. ......................................................          491,641
                                                                                        ---------------
                                                                                              2,144,433
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 2.0%
           4,651  Leucadia National Corp. ............................................          121,670
                                                                                        ---------------

                  FOOD PRODUCTS - 54.2%
           2,728  Archer-Daniels-Midland Co. .........................................          112,884
           2,797  B&G Foods, Inc. ....................................................           99,573
           6,222  Bunge Ltd. .........................................................          464,161
           1,968  Campbell Soup Co. ..................................................          102,631
           2,943  ConAgra Brands, Inc. ...............................................          105,242
          13,639  Dean Foods Co. .....................................................          231,863
           1,999  General Mills, Inc. ................................................          110,745
           3,248  Hain Celestial Group (The), Inc. (a)................................          126,087
             984  Hershey (The) Co. ..................................................          105,652
           3,373  Hormel Foods Corp. .................................................          115,053
             994  Ingredion, Inc. ....................................................          118,495
           1,371  JM Smucker (The) Co. ...............................................          162,230
           1,584  Kellogg Co. ........................................................          110,025
           1,230  Kraft Heinz (The) Co. ..............................................          105,337
           2,389  McCormick & Co., Inc. ..............................................          232,951
           2,435  Mondelez International, Inc., Class A ..............................          105,168
           7,985  Pinnacle Foods, Inc. ...............................................          474,309
           1,412  Post Holdings, Inc. (a).............................................          109,642
           4,339  Tyson Foods, Inc., Class A .........................................          271,752
                                                                                        ---------------
                                                                                              3,263,800
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 4.1%
           4,780  Nutrisystem, Inc. ..................................................          248,799
                                                                                        ---------------

                  PERSONAL PRODUCTS - 4.1%
           3,466  Herbalife Ltd. (a)..................................................          247,230
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.0% .........................................        6,025,932
                  (Cost $5,982,936) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.0% ............................            1,547
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     6,027,479
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)


(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $167,942 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $124,946.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     6,025,932  $     6,025,932  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.8%

                  ENERGY EQUIPMENT & SERVICES - 8.1%
             135  Halliburton Co. ....................................................  $         5,766
             116  Helmerich & Payne, Inc. ............................................            6,303
             696  Nabors Industries Ltd. .............................................            5,665
             187  National Oilwell Varco, Inc. .......................................            6,160
           4,105  Patterson-UTI Energy, Inc. .........................................           82,880
           1,506  Schlumberger, Ltd. .................................................           99,155
           1,264  Transocean, Ltd. (a)................................................           10,403
                                                                                        ---------------
                                                                                                216,332
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 91.7%
             342  Anadarko Petroleum Corp. ...........................................           15,506
             298  Antero Resources Corp. (a) .........................................            6,440
             867  Apache Corp. .......................................................           41,555
           1,693  Cabot Oil & Gas Corp. ..............................................           42,460
             541  Callon Petroleum Co. (a)............................................            5,740
           2,151  Cheniere Energy, Inc. (a)...........................................          104,775
           1,210  Chesapeake Energy Corp. (a).........................................            6,014
           2,026  Chevron Corp. ......................................................          211,373
              57  Cimarex Energy Co. .................................................            5,359
             206  Concho Resources, Inc. (a)..........................................           25,035
           2,345  ConocoPhillips .....................................................          103,086
             163  Continental Resources Inc./OK (a)...................................            5,270
             180  Devon Energy Corp. .................................................            5,755
              66  Diamondback Energy, Inc. (a)........................................            5,861
           1,161  EOG Resources, Inc. ................................................          105,094
           2,604  Exxon Mobil Corp. ..................................................          210,221
             427  Gulfport Energy Corp. (a)...........................................            6,298
             133  Hess Corp. .........................................................            5,835
             256  HollyFrontier Corp. ................................................            7,032
           5,587  Kinder Morgan, Inc. ................................................          107,047
             470  Marathon Oil Corp. .................................................            5,570
           4,028  Marathon Petroleum Corp. ...........................................          210,785
           1,612  Murphy Oil Corp. ...................................................           41,316
             189  Newfield Exploration Co. (a)........................................            5,379
           3,654  Noble Energy, Inc. .................................................          103,408
             627  Oasis Petroleum, Inc. (a)...........................................            5,047
           1,779  Occidental Petroleum Corp. .........................................          106,509
             428  Parsley Energy, Inc., Class A (a)...................................           11,877
           1,873  PBF Energy, Inc., Class A ..........................................           41,693
             123  PDC Energy, Inc. (a)................................................            5,303
           2,754  Phillips 66 ........................................................          227,728
             523  Pioneer Natural Resources Co. ......................................           83,460
             266  Range Resources Corp. ..............................................            6,163
             289  RSP Permian, Inc. (a)...............................................            9,326
             361  SM Energy Co. ......................................................            5,967
           1,010  Southwestern Energy Co. (a).........................................            6,141
           1,781  Targa Resources Corp. ..............................................           80,501
           1,259  Tesoro Corp. .......................................................          117,842
           3,410  Valero Energy Corp. ................................................          230,039


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
             867  Whiting Petroleum Corp. (a).........................................  $         4,777
           3,665  Williams (The) Cos., Inc. ..........................................          110,976
             566  WPX Energy, Inc. (a)................................................            5,468
                                                                                        ---------------
                                                                                              2,451,031
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................        2,667,363
                  (Cost $2,749,355)         (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................            5,751
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     2,673,114
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,132 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $115,124.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     2,667,363  $     2,667,363  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.0%

                  BIOTECHNOLOGY - 31.1%
           2,382  AbbVie, Inc. .......................................................  $       172,719
           1,361  Alkermes PLC (a)....................................................           78,897
           1,300  AMAG Pharmaceuticals, Inc. (a)......................................           23,920
           1,078  Eagle Pharmaceuticals, Inc. (a).....................................           85,044
           1,678  Heron Therapeutics, Inc. (a)........................................           23,240
           4,440  Ironwood Pharmaceuticals, Inc. (a)..................................           83,827
             786  La Jolla Pharmaceutical Co. (a).....................................           23,399
             649  Radius Health, Inc. (a).............................................           29,354
           1,190  Sage Therapeutics, Inc. (a).........................................           94,772
           6,405  Synergy Pharmaceuticals, Inc. (a)...................................           28,502
                                                                                        ---------------
                                                                                                643,674
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 8.1%
           3,445  Abbott Laboratories ................................................          167,462
                                                                                        ---------------

                  PHARMACEUTICALS - 60.8%
           2,365  Akorn, Inc. (a).....................................................           79,322
             351  Allergan PLC .......................................................           85,325
           1,458  Bristol-Myers Squibb Co. ...........................................           81,240
           5,916  Cempra, Inc. (a)....................................................           27,214
           2,145  Depomed, Inc. (a)...................................................           23,037
             988  Eli Lilly & Co. ....................................................           81,312
           1,706  Endo International PLC (a)..........................................           19,056
           2,248  Horizon Pharma PLC (a)..............................................           26,684
           1,474  Impax Laboratories, Inc. (a)........................................           23,731
             540  Jazz Pharmaceuticals PLC (a)........................................           83,970
           1,226  Johnson & Johnson ..................................................          162,187
           1,119  Lannett Co., Inc. (a)...............................................           22,828
             565  Medicines (The) Co. (a).............................................           21,476
           1,208  Merck & Co., Inc. ..................................................           77,421
           2,017  Mylan N.V. (a)......................................................           78,300
             506  Pacira Pharmaceuticals, Inc. (a)....................................           24,136
             308  Perrigo Co., PLC ...................................................           23,260
           4,817  Pfizer, Inc. .......................................................          161,803
           2,525  Zoetis, Inc. .......................................................          157,509
                                                                                        ---------------
                                                                                              1,259,811
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.0% .........................................        2,070,947
                  (Cost $1,998,406)         (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.0% ............................              698
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     2,071,645
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $176,342 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $103,801.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     2,070,947  $     2,070,947  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RETAIL ETF (FTXD)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  DIVERSIFIED CONSUMER SERVICES - 4.0%
           2,482  H&R Block, Inc. ....................................................  $        76,718
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 33.4%
             510  Casey's General Stores, Inc. .......................................           54,626
             795  Costco Wholesale Corp. .............................................          127,144
              20  CVS Health Corp. ...................................................            1,609
           2,658  Kroger (The) Co. ...................................................           61,985
           1,451  Sysco Corp. ........................................................           73,029
           2,014  Wal-Mart Stores, Inc. ..............................................          152,419
             977  Walgreens Boots Alliance, Inc. .....................................           76,509
           2,262  Whole Foods Market, Inc. ...........................................           95,253
                                                                                        ---------------
                                                                                                642,574
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 0.2%
              16  AmerisourceBergen Corp. ............................................            1,513
              20  Cardinal Health, Inc. ..............................................            1,558
               9  McKesson Corp. .....................................................            1,481
                                                                                        ---------------
                                                                                                  4,552
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 7.8%
              80  Amazon.com, Inc. (a)................................................           77,440
             485  Netflix, Inc. (a)...................................................           72,464
                                                                                        ---------------
                                                                                                149,904
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 8.4%
           4,615  eBay, Inc. (a)......................................................          161,156
                                                                                        ---------------

                  MULTILINE RETAIL - 8.7%
             609  Big Lots, Inc. .....................................................           29,415
             327  Dillard's, Inc., Class A ...........................................           18,865
              21  Dollar General Corp. ...............................................            1,514
              19  Dollar Tree, Inc. (a)...............................................            1,328
             322  J.C. Penney Co., Inc. (a)...........................................            1,497
             971  Kohl's Corp. .......................................................           37,549
              64  Macy's, Inc. .......................................................            1,487
              36  Nordstrom, Inc. ....................................................            1,722
           1,435  Target Corp. .......................................................           75,036
                                                                                        ---------------
                                                                                                168,413
                                                                                        ---------------

                  SPECIALTY RETAIL - 37.4%
              11  Advance Auto Parts, Inc. ...........................................            1,282
             132  American Eagle Outfitters, Inc. ....................................            1,591
               2  AutoZone, Inc. (a)..................................................            1,141
           2,300  Bed Bath & Beyond, Inc. ............................................           69,920
           2,665  Best Buy Co., Inc. .................................................          152,784
              15  Burlington Stores, Inc. (a).........................................            1,380
              24  CarMax, Inc. (a)....................................................            1,513
              37  Dick's Sporting Goods, Inc. ........................................            1,474
              25  Foot Locker, Inc. ..................................................            1,232
           1,734  GameStop Corp., Class A ............................................           37,472
              67  Gap (The), Inc. ....................................................            1,473


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RETAIL ETF (FTXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SPECIALTY RETAIL (CONTINUED)
           1,031  Home Depot (The), Inc. .............................................  $       158,155
              29  L Brands, Inc. .....................................................            1,563
             303  Lowe's Cos., Inc. ..................................................           23,492
             605  Murphy USA, Inc. (a)................................................           44,837
               6  O'Reilly Automotive, Inc. (a).......................................            1,312
             557  RH (a)..............................................................           35,938
           1,238  Ross Stores, Inc. ..................................................           71,470
              31  Signet Jewelers Ltd. ...............................................            1,960
             167  Staples, Inc. ......................................................            1,682
              17  Tiffany & Co. ......................................................            1,596
             934  TJX (The) Cos., Inc. ...............................................           67,407
              27  Tractor Supply Co. .................................................            1,464
             125  Ulta Beauty, Inc. (a)...............................................           35,917
              80  Urban Outfitters, Inc. (a)..........................................            1,483
              31  Williams-Sonoma, Inc. ..............................................            1,503
                                                                                        ---------------
                                                                                                721,041
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................        1,924,358
                  (Cost $1,916,710) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            2,152
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     1,926,510
                                                                                        ===============


-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $101,792 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $94,144.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     1,924,358  $     1,924,358  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  COMMUNICATIONS EQUIPMENT - 4.1%
          11,032  InterDigital, Inc. .................................................  $       852,773
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 95.8%
          22,816  Advanced Micro Devices, Inc. (a)....................................          284,744
          78,801  Amkor Technology, Inc. (a)..........................................          769,886
          10,420  Analog Devices, Inc.................................................          810,676
          38,954  Applied Materials, Inc. ............................................        1,609,190
           3,499  Cavium, Inc. (a)....................................................          217,393
           3,871  Cirrus Logic, Inc. (a)..............................................          242,789
          10,707  Cree, Inc. (a)......................................................          263,928
          18,250  Cypress Semiconductor Corp. ........................................          249,113
           6,434  Inphi Corp. (a).....................................................          220,686
           9,981  Integrated Device Technology, Inc. (a)..............................          257,410
          49,494  Intel Corp. ........................................................        1,669,928
          11,518  Lam Research Corp. .................................................        1,628,991
          14,810  Marvell Technology Group Ltd. ......................................          244,661
          18,695  Maxim Integrated Products, Inc. ....................................          839,405
          10,728  Microchip Technology, Inc. .........................................          827,987
          58,083  Micron Technology, Inc. (a).........................................        1,734,358
           5,199  Microsemi Corp. (a).................................................          243,313
          10,931  MKS Instruments, Inc. ..............................................          735,656
           2,600  Monolithic Power Systems, Inc. .....................................          250,640
           6,191  NVIDIA Corp. .......................................................          894,971
          57,726  ON Semiconductor Corp. (a)..........................................          810,473
           3,275  Qorvo, Inc. (a).....................................................          207,373
           4,458  QUALCOMM, Inc. .....................................................          246,171
           3,413  Silicon Laboratories, Inc. (a)......................................          233,279
           8,396  Skyworks Solutions, Inc. ...........................................          805,596
          25,137  Teradyne, Inc. .....................................................          754,864
          21,666  Texas Instruments, Inc. ............................................        1,666,765
          13,395  Xilinx, Inc. .......................................................          861,566
           8,330  Xperi Corp. ........................................................          248,234
                                                                                        ---------------
                                                                                             19,830,046
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................       20,682,819
                  (Cost $20,415,907) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................           17,075
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    20,699,894
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $877,544 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $610,632.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    20,682,819  $    20,682,819  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.8%

                  AIR FREIGHT & LOGISTICS - 15.8%
             889  CH Robinson Worldwide, Inc. ........................................  $        61,057
           2,644  Expeditors International of Washington, Inc. .......................          149,333
             658  FedEx Corp. ........................................................          143,003
           1,332  United Parcel Service, Inc., Class B ...............................          147,306
           1,132  XPO Logistics, Inc. (a).............................................           73,161
                                                                                        ---------------
                                                                                                573,860
                                                                                        ---------------

                  AIRLINES - 31.1%
             684  Alaska Air Group, Inc. .............................................           61,396
           5,833  American Airlines Group, Inc. ......................................          293,517
           2,874  Delta Air Lines, Inc. ..............................................          154,449
           1,189  Hawaiian Holdings, Inc. (a).........................................           55,824
           6,297  JetBlue Airways Corp. (a)...........................................          143,760
           1,575  Southwest Airlines Co. .............................................           97,870
           1,122  Spirit Airlines, Inc. (a)...........................................           57,951
           3,544  United Continental Holdings, Inc. (a)...............................          266,686
                                                                                        ---------------
                                                                                              1,131,453
                                                                                        ---------------

                  AUTO COMPONENTS - 14.0%
           1,402  BorgWarner, Inc. ...................................................           59,389
           3,141  Gentex Corp. .......................................................           59,585
           7,416  Goodyear Tire & Rubber (The) Co. ...................................          259,263
             925  Lear Corp. .........................................................          131,424
                                                                                        ---------------
                                                                                                509,661
                                                                                        ---------------

                  AUTOMOBILES - 16.2%
          12,696  Ford Motor Co. .....................................................          142,068
           7,774  General Motors Co. .................................................          271,546
           1,125  Harley-Davidson, Inc. ..............................................           60,772
             321  Tesla, Inc. (a).....................................................          116,077
                                                                                        ---------------
                                                                                                590,463
                                                                                        ---------------

                  DISTRIBUTORS - 3.4%
             643  Genuine Parts Co. ..................................................           59,645
           1,893  LKQ Corp. (a).......................................................           62,374
                                                                                        ---------------
                                                                                                122,019
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 1.8%
           1,686  World Fuel Services Corp. ..........................................           64,827
                                                                                        ---------------

                  ROAD & RAIL - 15.9%
           4,885  CSX Corp. ..........................................................          266,525
             697  JB Hunt Transport Services, Inc. ...................................           63,692
             625  Kansas City Southern ...............................................           65,406
           1,024  Norfolk Southern Corp. .............................................          124,621
             547  Union Pacific Corp. ................................................           59,574
                                                                                        ---------------
                                                                                                579,818
                                                                                        ---------------

                  TRANSPORTATION INFRASTRUCTURE - 1.6%
             765  Macquarie Infrastructure Corp. .....................................           59,976
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

                                              DESCRIPTION                                    VALUE
                  --------------------------------------------------------------------  ---------------
                  TOTAL INVESTMENTS - 99.8% ..........................................  $     3,632,077
                  (Cost $3,556,633) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................            7,863
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     3,639,940
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $89,758 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,314.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,632,077  $     3,632,077  $            --  $            --
                                                ===============  ===============  ===============  ===============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-four exchange-traded funds (each a "Fund" and collectively, the "Funds"). This report covers the seven funds listed below, each a non-diversified series of the Trust.

      First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC ("Nasdaq")
         ticker "FTXO")
      First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker "FTXG")
      First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker "FTXN")
      First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker "FTXH")
      First Trust Nasdaq Retail ETF - (Nasdaq ticker "FTXD")
      First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker "FTXL")
      First Trust Nasdaq Transportation ETF - (Nasdaq ticker "FTXR")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


                             LICENSING INFORMATION

Nasdaq(R), Nasdaq US Smart Banks Index, Nasdaq US Smart Food & Beverage Index, Nasdaq US Smart Oil & Gas Index, Nasdaq US Smart Pharmaceuticals Index, Nasdaq US Smart Retail Index, Nasdaq US Smart Semiconductor Index and Nasdaq US Smart Transportation Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) - 90.0%

                  AUSTRALIA - 3.6%
             224  AGL Energy Ltd. ....................................................  $         4,390
             534  Amcor Ltd. .........................................................            6,653
           1,008  APA Group ..........................................................            7,104
             320  ASX Ltd. ...........................................................           13,186
           1,532  Aurizon Holdings Ltd. ..............................................            6,311
           3,512  AusNet Services ....................................................            4,683
             506  Australia & New Zealand Banking Group Ltd. .........................           11,170
             306  Caltex Australia Ltd. ..............................................            7,434
             188  Commonwealth Bank of Australia .....................................           11,966
           2,664  Insurance Australia Group Ltd. .....................................           13,882
             484  National Australia Bank Ltd. .......................................           11,008
             506  SEEK Ltd. ..........................................................            6,577
           1,220  Suncorp Group Ltd. .................................................           13,897
           4,434  Telstra Corp., Ltd. ................................................           14,654
             690  Transurban Group ...................................................            6,284
             880  Wesfarmers Ltd. ....................................................           27,136
             460  Westpac Banking Corp. ..............................................           10,787
                                                                                        ---------------
                                                                                                177,122
                                                                                        ---------------

                  AUSTRIA - 0.3%
              32  ANDRITZ AG .........................................................            1,928
              76  Erste Group Bank AG ................................................            2,910
               6  Lenzing AG .........................................................            1,075
              50  OMV AG .............................................................            2,595
             108  Raiffeisen Bank International AG (b) ...............................            2,726
              30  voestalpine AG .....................................................            1,398
                                                                                        ---------------
                                                                                                 12,632
                                                                                        ---------------

                  BELGIUM - 0.6%
              24  Ackermans & van Haaren N.V. ........................................            4,007
              94  Ageas ..............................................................            3,786
              36  bpost S.A. .........................................................              869
              22  Colruyt S.A. .......................................................            1,159
              40  Groupe Bruxelles Lambert S.A. ......................................            3,851
              56  KBC Groep N.V. .....................................................            4,248
              56  Proximus S.A.D.P. ..................................................            1,959
              20  Solvay S.A. ........................................................            2,684
              18  Telenet Group Holding N.V. (b) .....................................            1,134
              34  UCB S.A. ...........................................................            2,339
              44  Umicore S.A. .......................................................            3,060
                                                                                        ---------------
                                                                                                 29,096
                                                                                        ---------------

                  BERMUDA - 1.7%
           4,334  Hiscox Ltd. ........................................................           71,520
             400  Hongkong Land Holdings Ltd. ........................................            2,944
           2,000  Kerry Properties Ltd. ..............................................            6,788
             200  VTech Holdings Ltd. ................................................            3,169
                                                                                        ---------------
                                                                                                 84,421
                                                                                        ---------------


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  CANADA - 7.1%
             212  Bank of Montreal ...................................................  $        15,566
             272  Bank of Nova Scotia (The) ..........................................           16,362
             194  BCE, Inc. ..........................................................            8,737
             184  Canadian Imperial Bank of Commerce .................................           14,954
             178  Canadian Utilities Ltd., Class A ...................................            5,720
             148  Emera, Inc. ........................................................            5,502
           1,908  Enbridge Income Fund Holdings ......................................           47,362
           1,052  First Capital Realty, Inc. .........................................           16,030
             158  Fortis, Inc. .......................................................            5,553
              76  George Weston Ltd. .................................................            6,880
             532  IGM Financial, Inc. ................................................           16,500
             222  Intact Financial Corp. .............................................           16,770
             120  Loblaw Cos., Ltd. ..................................................            6,675
             214  Metro, Inc. ........................................................            7,043
             378  National Bank of Canada ............................................           15,895
             674  Power Corp. of Canada ..............................................           15,374
             600  Power Financial Corp. ..............................................           15,393
             194  Rogers Communications, Inc., Class B ...............................            9,163
             218  Royal Bank of Canada ...............................................           15,829
             316  Shaw Communications, Inc., Class B .................................            6,894
             264  TELUS Corp. ........................................................            9,114
             152  Thomson Reuters Corp. ..............................................            7,037
             316  Toronto-Dominion Bank (The) ........................................           15,924
           1,030  TransCanada Corp. ..................................................           49,101
                                                                                        ---------------
                                                                                                349,378
                                                                                        ---------------

                  CAYMAN ISLANDS - 0.5%
           1,000  Cheung Kong Property Holdings Ltd. .................................            7,832
           1,000  CK Hutchison Holdings Ltd. .........................................           12,552
           4,000  Xinyi Glass Holdings Ltd. ..........................................            3,961
                                                                                        ---------------
                                                                                                 24,345
                                                                                        ---------------

                  DENMARK - 1.8%
               2  AP Moeller - Maersk A.S., Class B ..................................            4,021
               2  AP Moller - Maersk A.S., Class A ...................................            3,818
              42  Carlsberg A.S., Class B ............................................            4,487
              74  Chr Hansen Holding A.S. ............................................            5,382
              62  Coloplast A.S., Class B ............................................            5,181
             114  Danske Bank A.S. ...................................................            4,385
              56  DSV A.S. ...........................................................            3,441
              24  Genmab A.S. (b) ....................................................            5,120
             204  GN Store Nord A.S. .................................................            5,957
             102  H Lundbeck A.S. ....................................................            5,725
              78  ISS A.S. ...........................................................            3,063
              76  Jyske Bank A.S. ....................................................            4,401
             138  Novo Nordisk A.S., Class B .........................................            5,910
             120  Novozymes A.S., Class B ............................................            5,251
              36  Pandora A.S. .......................................................            3,359
             262  TDC A.S. ...........................................................            1,524


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  DENMARK (CONTINUED)
             214  Tryg A.S. ..........................................................  $         4,681
              80  Vestas Wind Systems A.S. ...........................................            7,385
             228  William Demant Holding A.S. (b) ....................................            5,901
                                                                                        ---------------
                                                                                                 88,992
                                                                                        ---------------

                  FINLAND - 1.1%
              62  Amer Sports OYJ ....................................................            1,551
              50  Elisa OYJ ..........................................................            1,938
             156  Fortum OYJ .........................................................            2,446
              82  Huhtamaki OYJ ......................................................            3,231
              24  Kesko OYJ, Class B .................................................            1,221
              66  Kone OYJ, Class B ..................................................            3,358
              96  Metso OYJ ..........................................................            3,329
              46  Neste OYJ ..........................................................            1,812
           2,084  Nokia OYJ ..........................................................           12,746
              34  Nokian Renkaat OYJ .................................................            1,407
              36  Orion OYJ, Class B .................................................            2,298
             266  Outokumpu OYJ ......................................................            2,124
             154  Sampo OYJ, Class A .................................................            7,892
             218  Stora Enso OYJ, Class R ............................................            2,816
             110  UPM-Kymmene OYJ ....................................................            3,136
              54  Wartsila OYJ Abp ...................................................            3,192
                                                                                        ---------------
                                                                                                 54,497
                                                                                        ---------------

                  FRANCE - 7.1%
             104  Aeroports de Paris .................................................           16,784
             166  Air Liquide S.A. ...................................................           20,514
             612  Bureau Veritas S.A. ................................................           13,543
             116  Cie Generale des Etablissements Michelin ...........................           15,422
             208  Danone S.A. ........................................................           15,634
             202  Dassault Systemes SE ...............................................           18,109
             164  Eiffage S.A. .......................................................           14,903
             782  Elior Group (c).....................................................           22,722
             206  Eurazeo S.A. .......................................................           15,456
              30  Hermes International ...............................................           14,824
              74  L'Oreal S.A. .......................................................           15,416
             214  Legrand S.A. .......................................................           14,971
             274  Orpea ..............................................................           30,538
             120  Pernod Ricard S.A. .................................................           16,070
             290  Sanofi .............................................................           27,743
             114  Societe BIC S.A. ...................................................           13,528
             150  Sodexo S.A. ........................................................           19,394
             134  Thales S.A. ........................................................           14,423
             162  Vinci S.A. .........................................................           13,827
             124  Wendel S.A. ........................................................           18,355
                                                                                        ---------------
                                                                                                352,176
                                                                                        ---------------

                  GERMANY - 9.0%
             104  Axel Springer SE ...................................................            6,248


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  GERMANY (CONTINUED)
             254  BASF SE ............................................................  $        23,525
             342  Beiersdorf AG ......................................................           35,952
             398  Deutsche Post AG ...................................................           14,919
             638  Deutsche Telekom AG ................................................           11,455
             352  Deutsche Wohnen AG .................................................           13,464
              74  Fielmann AG ........................................................            5,708
             192  Fraport AG Frankfurt Airport Services Worldwide ....................           16,951
             344  Freenet AG .........................................................           10,972
             102  Fresenius Medical Care AG & Co., KGaA ..............................            9,806
             108  Fresenius SE & Co., KGaA ...........................................            9,259
             516  FUCHS PETROLUB SE (Preference Shares) ..............................           28,097
             100  Hannover Rueck SE ..................................................           11,987
             292  Henkel AG & Co., KGaA ..............................................           35,319
             252  Henkel AG & Co., KGaA (Preference Shares) ..........................           34,683
              82  HOCHTIEF AG ........................................................           15,023
             142  LEG Immobilien AG ..................................................           13,349
              76  Merck KGaA .........................................................            9,179
             104  MTU Aero Engines AG ................................................           14,670
              60  Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ..........           12,099
             448  SAP SE .............................................................           46,793
             100  Siemens AG .........................................................           13,746
             378  Symrise AG .........................................................           26,776
             330  Talanx AG ..........................................................           12,325
             330  Vonovia SE .........................................................           13,103
                                                                                        ---------------
                                                                                                445,408
                                                                                        ---------------

                  HONG KONG - 2.4%
             800  AIA Group Ltd. .....................................................            5,846
           1,600  Bank of East Asia (The) Ltd. .......................................            6,876
           6,000  Cathay Pacific Airways Ltd. ........................................            9,314
           1,000  CLP Holdings Ltd. ..................................................           10,580
           2,000  Hang Lung Properties Ltd. ..........................................            4,995
             200  Hang Seng Bank Ltd. ................................................            4,183
           2,000  Henderson Land Development Co., Ltd. ...............................           11,156
           2,000  Hong Kong & China Gas Co., Ltd. ....................................            3,761
             200  Hong Kong Exchanges and Clearing Ltd. ..............................            5,169
           2,000  Hysan Development Co., Ltd. ........................................            9,542
           2,000  MTR Corp., Ltd. ....................................................           11,259
           4,000  New World Development Co., Ltd. ....................................            5,077
           2,000  PCCW Ltd. ..........................................................            1,137
           1,000  Power Assets Holdings Ltd. .........................................            8,831
           4,000  Sino Land Co., Ltd. ................................................            6,558
           1,000  Swire Pacific Ltd., Class A ........................................            9,766
           1,000  Techtronic Industries Co., Ltd. ....................................            4,598
                                                                                        ---------------
                                                                                                118,648
                                                                                        ---------------

                  IRELAND - 0.7%
           9,828  Bank of Ireland (b) ................................................            2,582
             112  CRH PLC ............................................................            3,988


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  IRELAND (CONTINUED)
              44  DCC PLC ............................................................  $         4,006
             140  Glanbia PLC ........................................................            2,744
              34  Kerry Group PLC, Class A ...........................................            2,928
             122  Kingspan Group PLC .................................................            4,188
             410  Ryanair Holdings PLC (b) ...........................................            8,410
             148  Smurfit Kappa Group PLC ............................................            4,607
                                                                                        ---------------
                                                                                                 33,453
                                                                                        ---------------

                  ISRAEL - 0.5%
             440  Bank Hapoalim BM ...................................................            2,969
             700  Bank Leumi Le-Israel BM ............................................            3,405
               8  Elbit Systems Ltd. .................................................              987
             220  Mizrahi Tefahot Bank Ltd. ..........................................            4,005
              18  Nice Ltd ...........................................................            1,444
             360  Teva Pharmaceutical Industries Ltd. ................................           11,909
                                                                                        ---------------
                                                                                                 24,719
                                                                                        ---------------

                  ITALY - 2.1%
           2,762  A2A S.p.A. .........................................................            4,587
             532  Assicurazioni Generali S.p.A. ......................................            8,756
              90  Atlantia S.p.A. ....................................................            2,533
           1,154  Banca Mediolanum S.p.A. ............................................            9,576
              90  Buzzi Unicem S.p.A. ................................................            2,240
              14  DiaSorin S.p.A. ....................................................            1,075
             888  Enel S.p.A. ........................................................            4,761
           1,018  Eni S.p.A. .........................................................           15,301
           1,242  FinecoBank Banca Fineco S.p.A. .....................................            9,774
           1,502  Hera S.p.A. ........................................................            4,591
             162  Leonardo S.p.A. ....................................................            2,692
              44  Moncler S.p.A. .....................................................            1,030
           1,268  Poste Italiane S.p.A. (c)...........................................            8,682
              88  Prysmian S.p.A. ....................................................            2,588
              28  Recordati S.p.A. ...................................................            1,136
              32  Salvatore Ferragamo S.p.A ..........................................              854
             966  Snam S.p.A. ........................................................            4,210
           2,938  Telecom Italia S.p.A. (b) ..........................................            2,711
           3,620  Telecom Italia S.p.A. ..............................................            2,667
             842  Terna Rete Elettrica Nazionale S.p.A ...............................            4,545
           3,834  UnipolSai  Assicurazioni S.p.A. ....................................            8,368
                                                                                        ---------------
                                                                                                102,677
                                                                                        ---------------

                  JAPAN - 14.7%
           6,000  ANA Holdings, Inc. .................................................           20,826
           2,000  Canon, Inc. ........................................................           67,855
             600  Hankyu Hanshin Holdings, Inc. ......................................           21,552
           4,400  Japan Tobacco, Inc. ................................................          154,406
           2,000  Keikyu Corp. .......................................................           24,059
           4,000  Kintetsu Group Holdings Co., Ltd. ..................................           15,399
             200  Lawson, Inc. .......................................................           13,976


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  JAPAN (CONTINUED)
           4,000  Nagoya Railroad Co., Ltd. ..........................................  $        18,635
           1,800  Nippon Telegraph & Telephone Corp. .................................           84,979
             200  Oriental Land Co., Ltd. ............................................           13,528
           1,800  Secom Co., Ltd. ....................................................          136,430
           4,000  Tobu Railway Co., Ltd. .............................................           21,800
          12,000  Toppan Printing Co., Ltd. ..........................................          131,443
                                                                                        ---------------
                                                                                                724,888
                                                                                        ---------------

                  JERSEY - 0.6%
             548  Experian PLC .......................................................           11,242
           2,192  UBM PLC ............................................................           19,699
                                                                                        ---------------
                                                                                                 30,941
                                                                                        ---------------

                  LUXEMBOURG - 0.2%
             124  APERAM S.A. ........................................................            5,765
             180  Subsea 7 S.A. ......................................................            2,421
             168  Tenaris S.A. .......................................................            2,619
                                                                                        ---------------
                                                                                                 10,805
                                                                                        ---------------

                  NETHERLANDS - 3.3%
              38  Aalberts Industries N.V. ...........................................            1,513
             312  ABN AMRO Group N.V. (c).............................................            8,271
           1,490  Aegon N.V. .........................................................            7,609
              74  Akzo Nobel N.V. ....................................................            6,431
             168  Altice N.V., Class A (b) ...........................................            3,876
             110  ASM International N.V. .............................................            6,406
              46  ASML Holding N.V. ..................................................            5,995
              40  Boskalis Westminster ...............................................            1,299
             110  Gemalto N.V. .......................................................            6,602
             166  Heineken Holding N.V. ..............................................           15,215
             156  Heineken N.V. ......................................................           15,168
             502  ING Groep N.V. .....................................................            8,658
             312  Koninklijke Ahold Delhaize N.V. ....................................            5,965
              90  Koninklijke DSM N.V. ...............................................            6,542
           1,262  Koninklijke KPN N.V. ...............................................            4,037
             402  Koninklijke Philips N.V. ...........................................           14,277
              32  Koninklijke Vopak N.V. .............................................            1,484
             234  NN Group N.V. ......................................................            8,317
              24  Randstad Holding N.V. ..............................................            1,401
             360  RELX N.V. ..........................................................            7,401
              56  SBM Offshore N.V. ..................................................              898
             234  STMicroelectronics N.V. ............................................            3,362
             266  Unilever N.V. ......................................................           14,680
             160  Wolters Kluwer N.V. ................................................            6,774
                                                                                        ---------------
                                                                                                162,181
                                                                                        ---------------

                  NEW ZEALAND - 0.1%
             518  Fletcher Building Ltd. .............................................            3,033


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  NEW ZEALAND (CONTINUED)
             608  Spark New Zealand Ltd. .............................................  $         1,684
                                                                                        ---------------
                                                                                                  4,717
                                                                                        ---------------

                  NORWAY - 0.6%
             174  Aker BP ASA ........................................................            2,574
             192  DNB ASA ............................................................            3,265
             200  Gjensidige Forsikring ASA ..........................................            3,414
             272  Leroy Seafood Group ASA ............................................            1,477
              78  Marine Harvest ASA .................................................            1,335
             410  Norsk Hydro ASA ....................................................            2,273
             134  Orkla ASA ..........................................................            1,362
              56  Salmar ASA .........................................................            1,389
              60  Schibsted ASA, Class A .............................................            1,449
             164  Statoil ASA ........................................................            2,719
             246  Telenor ASA ........................................................            4,081
              62  Yara International ASA .............................................            2,329
                                                                                        ---------------
                                                                                                 27,667
                                                                                        ---------------

                  PORTUGAL - 0.1%
             762  EDP - Energias de Portugal S.A. ....................................            2,492
             174  Galp Energia SGPS S.A. .............................................            2,634
              88  Jeronimo Martins SGPS S.A. .........................................            1,718
                                                                                        ---------------
                                                                                                  6,844
                                                                                        ---------------

                  SINGAPORE - 1.1%
           1,200  CapitaLand Ltd. ....................................................            3,051
             400  City Developments Ltd. .............................................            3,117
           1,200  ComfortDelGro Corp., Ltd. ..........................................            2,005
             200  DBS Group Holdings Ltd. ............................................            3,013
           1,400  Global Logistic Properties Ltd. ....................................            2,908
           5,200  Hutchison Port Holdings Trust ......................................            2,236
             400  Keppel Corp., Ltd. .................................................            1,827
             400  Oversea-Chinese Banking Corp., Ltd. ................................            3,135
             600  SATS Ltd. ..........................................................            2,227
             800  Sembcorp Industries Ltd. ...........................................            1,790
             400  Singapore Airlines Ltd. ............................................            2,940
             600  Singapore Exchange Ltd. ............................................            3,199
             800  Singapore Press Holdings Ltd. ......................................            1,877
             800  Singapore Technologies Engineering Ltd. ............................            2,138
           1,400  Singapore Telecommunications Ltd. ..................................            3,956
           1,800  StarHub Ltd. .......................................................            3,556
             200  United Overseas Bank Ltd. ..........................................            3,359
             600  UOL Group Ltd. .....................................................            3,330
           1,400  Wilmar International Ltd. ..........................................            3,406
                                                                                        ---------------
                                                                                                 53,070
                                                                                        ---------------

                  SOUTH KOREA - 5.0%
              70  CJ CheilJedang Corp. ...............................................           22,117
              32  CJ Korea Express Corp. (b) .........................................            5,048
               8  E-MART, Inc. .......................................................            1,640



                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  SOUTH KOREA (CONTINUED)
             100  GS Holdings Corp. ..................................................  $         5,961
              32  GS Retail Co., Ltd. ................................................            1,443
              36  Hyundai Glovis Co., Ltd. ...........................................            4,940
             156  Hyundai Motor Co. ..................................................           21,747
             238  Hyundai Motor Co. (Preference Shares) ..............................           24,234
             434  Industrial Bank of Korea ...........................................            5,405
              44  Kangwon Land, Inc. .................................................            1,340
             108  KB Financial Group, Inc. ...........................................            5,447
              14  KCC Corp. ..........................................................            5,341
             664  Kia Motors Corp. ...................................................           22,169
              94  Korea Electric Power Corp. .........................................            3,352
              96  Korea Gas Corp. (b) ................................................            4,464
             207  KT Corp., ADR ......................................................            3,445
             252  KT&G Corp. .........................................................           25,769
              76  LG Corp. ...........................................................            5,135
              12  Samsung Electronics Co., Ltd. ......................................           24,930
              20  Samsung Fire & Marine Insurance Co., Ltd. ..........................            4,921
              48  Samsung Life Insurance Co., Ltd. ...................................            4,908
             114  Shinhan Financial Group Co., Ltd. ..................................            4,912
             110  SK Holdings Co., Ltd. ..............................................           26,727
              16  SK Telecom Co., Ltd. ...............................................            3,720
             408  Woori Bank .........................................................            6,579
                                                                                        ---------------
                                                                                                245,694
                                                                                        ---------------

                  SPAIN - 3.2%
              50  Acciona S.A. .......................................................            4,401
              58  Acerinox S.A. ......................................................              794
             120  ACS Actividades de Construccion y Servicios S.A. ...................            4,636
              26  Aena S.A. (c).......................................................            5,073
              80  Amadeus IT Group S.A. ..............................................            4,783
           2,166  Banco Bilbao Vizcaya Argentaria S.A. ...............................           17,973
           2,000  Bankinter S.A. .....................................................           18,423
             598  Cellnex Telecom S.A. (c)............................................           12,335
             926  Distribuidora Internacional de Alimentacion S.A. ...................            5,765
              26  Ebro Foods S.A. ....................................................              594
             192  Enagas S.A. ........................................................            5,384
             212  Endesa S.A. ........................................................            4,884
             204  Ferrovial S.A. .....................................................            4,528
             218  Gamesa Corp. Tecnologica S.A. ......................................            4,655
             228  Gas Natural SDG S.A. ...............................................            5,336
             176  Grifols S.A. .......................................................            4,902
             696  Iberdrola S.A. .....................................................            5,511
             152  Industria de Diseno Textil S.A. ....................................            5,835
           4,896  Mapfre S.A. ........................................................           17,100
             416  Mediaset Espana Comunicacion S.A. ..................................            5,177
             260  Red Electrica Corp. S.A. ...........................................            5,433
             280  Repsol S.A. ........................................................            4,285


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  SPAIN (CONTINUED)
             884  Telefonica S.A. ....................................................  $         9,125
                                                                                        ---------------
                                                                                                156,932
                                                                                        ---------------

                  SWEDEN - 2.9%
             288  Assa Abloy AB, Class B .............................................            6,328
             168  Atlas Copco AB, Class A ............................................            6,441
             186  Atlas Copco AB, Class B ............................................            6,427
             334  Axfood AB ..........................................................            5,574
             338  BillerudKorsnas AB .................................................            5,344
             398  Castellum AB .......................................................            5,844
             254  Fastighets AB Balder, Class B (b) ..................................            6,150
             594  Husqvarna AB, Class B ..............................................            5,901
             148  ICA Gruppen AB .....................................................            5,509
             244  Industrivarden AB, Class C .........................................            5,850
             126  Investor AB, Class B ...............................................            6,072
             198  Kinnevik AB, Class B ...............................................            6,061
             738  Nibe Industrier AB, Class B ........................................            6,969
             462  Nordea Bank AB .....................................................            5,879
             140  Saab AB, Class B ...................................................            6,913
             396  Sandvik AB .........................................................            6,228
             378  Securitas AB, Class B ..............................................            6,371
             474  Skandinaviska Enskilda Banken AB, Class A ..........................            5,733
             162  Svenska Cellulosa AB SCA, Class B ..................................            1,226
             386  Svenska Handelsbanken AB, Class A ..................................            5,526
             228  Swedbank AB, Class A ...............................................            5,556
             160  Swedish Match AB ...................................................            5,635
             334  Tele2 AB, Class B ..................................................            3,497
             758  Telia Co., AB ......................................................            3,490
             276  Trelleborg AB, Class B .............................................            6,300
                                                                                        ---------------
                                                                                                140,824
                                                                                        ---------------

                  SWITZERLAND - 8.1%
             364  ABB Ltd. ...........................................................            8,989
              72  Baloise Holding AG .................................................           11,128
               6  Chocoladefabriken Lindt & Sprungli AG ..............................           34,790
             148  Clariant AG ........................................................            3,260
               4  EMS-Chemie Holding AG ..............................................            2,949
              40  Flughafen Zurich AG ................................................            9,820
              20  Geberit AG .........................................................            9,327
               2  Givaudan S.A. ......................................................            4,000
              18  Helvetia Holding AG ................................................           10,296
              60  Kuehne + Nagel International AG ....................................           10,011
             484  Nestle S.A. ........................................................           42,121
             636  Novartis AG ........................................................           52,928
             140  Pargesa Holding S.A. ...............................................           10,651
              18  Partners Group Holding AG ..........................................           11,160
             108  PSP Swiss Property AG ..............................................           10,092
             184  Roche Holding AG ...................................................           46,859
              44  Schindler Holding AG ...............................................            9,310


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  SWITZERLAND (CONTINUED)
              44  Schindler Holding AG ...............................................  $         9,122
               4  SGS S.A. ...........................................................            9,686
             340  Sonova Holding AG ..................................................           55,207
              30  Swiss Life Holding AG ..............................................           10,124
             112  Swiss Prime Site AG ................................................           10,173
             110  Swiss Re AG ........................................................           10,055
              10  Swisscom AG ........................................................            4,825
                                                                                        ---------------
                                                                                                396,883
                                                                                        ---------------

                  UNITED KINGDOM - 11.6%
           1,388  BAE Systems PLC ....................................................           11,452
             550  British American Tobacco PLC .......................................           37,494
             384  Bunzl PLC ..........................................................           11,443
           1,069  Compass Group PLC ..................................................           22,556
           1,444  Croda International PLC ............................................           73,067
           1,276  Diageo PLC .........................................................           37,701
           2,084  GlaxoSmithKline PLC ................................................           44,393
             872  Halma PLC ..........................................................           12,493
             754  Imperial Brands PLC ................................................           33,866
           2,570  Informa PLC ........................................................           22,393
             736  Pennon Group PLC ...................................................            7,913
             400  Reckitt Benckiser Group PLC ........................................           40,553
           1,072  RELX PLC ...........................................................           23,177
           3,616  Rentokil Initial PLC ...............................................           12,872
           8,084  RSA Insurance Group PLC ............................................           64,806
             272  Severn Trent PLC ...................................................            7,730
           2,842  Smith & Nephew PLC .................................................           49,046
             188  Spirax-Sarco Engineering PLC .......................................           13,100
             654  United Utilities Group PLC .........................................            7,389
          14,200  Vodafone Group PLC .................................................           40,272
                                                                                        ---------------
                                                                                                573,716
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        4,432,726
                  (Cost $4,474,931)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS (a) - 9.8%

                  AUSTRALIA - 1.9%
           1,650  Dexus Property Group ...............................................           12,023
           2,084  Goodman Group ......................................................           12,606
           7,362  Mirvac Group .......................................................           12,053
           3,130  GPT (The) Group ....................................................           11,523
           3,758  Scentre Group ......................................................           11,698
           1,816  Westfield Corp. ....................................................           11,208
           5,698  Vicinity Centres ...................................................           11,255
           3,474  Stockland ..........................................................           11,695
                                                                                        ---------------
                                                                                                 94,061
                                                                                        ---------------

                  CANADA - 0.3%
             804  RioCan Real Estate Investment Trust ................................           14,923
                                                                                        ---------------


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

                  FRANCE - 1.6%
             404  Klepierre ..........................................................  $        16,558
             214  ICADE ..............................................................           17,965
             116  Gecina S.A. ........................................................           18,197
             188  Fonciere Des Regions ...............................................           17,440
              32  Unibail-Rodamco SE .................................................            8,065
                                                                                        ---------------
                                                                                                 78,225
                                                                                        ---------------

                  HONG KONG - 0.1%
           1,000  Link REIT ..........................................................            7,608
                                                                                        ---------------

                  JAPAN - 3.9%
               6  Daiwa House REIT Investment Corp. ..................................           14,238
               4  Nippon Building Fund, Inc. .........................................           20,413
               4  Japan Real Estate Investment Corp. .................................           19,880
               8  Japan Retail Fund Investment Corp. .................................           14,759
              10  Orix JREIT Inc .....................................................           14,750
               4  Japan Prime Realty Investment Corp. ................................           13,852
              12  United Urban Investment Corp. ......................................           17,124
               6  Advance Residence Investment Corp. .................................           14,910
               4  Activia Properties, Inc. ...........................................           17,088
              14  GLP J-Reit .........................................................           15,074
               8  Nippon Prologis REIT, Inc. .........................................           17,028
              10  Nomura Real Estate Master Fund, Inc. ...............................           13,665
                                                                                        ---------------
                                                                                                192,781
                                                                                        ---------------

                  SINGAPORE - 0.3%
           2,400  Suntec Real Estate Investment Trust ................................            3,260
           2,200  CapitaLand Mall Trust ..............................................            3,156
           1,600  Ascendas Real Estate Investment Trust ..............................            3,033
           2,600  CapitaLand Commercial Trust ........................................            3,135
                                                                                        ---------------
                                                                                                 12,584
                                                                                        ---------------

                  SPAIN - 0.4%
           1,502  Merlin Properties Socimi S.A. ......................................           18,973
                                                                                        ---------------

                  UNITED KINGDOM - 1.3%
           5,182  Shaftesbury PLC ....................................................           65,637
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          484,792
                  (Cost $496,852)                                                       ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................        4,917,518
                  (Cost $4,971,783) (d)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................           10,689
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     4,928,207
                                                                                        ===============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)


(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $31,794 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $86,059.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     4,432,726  $     4,432,726  $            --  $            --
Real Estate Investment Trusts*................          484,792          484,792               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     4,917,518  $     4,917,518  $            --  $            --
                                                ===============  ===============  ===============  ===============


*See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                                                 % OF TOTAL
SECTOR ALLOCATION                                INVESTMENTS
------------------------------------------------------------
Industrials                                         20.2%
Financials                                          16.7
Consumer Staples                                    15.1
Real Estate                                         13.2
Health Care                                          8.0
Consumer Discretionary                               5.7
Materials                                            5.4
Telecommunication Services                           5.3
Information Technology                               4.4
Energy                                               3.2
Utilities                                            2.8
                                                   ------
TOTAL                                              100.0%
                                                   ======


                        See Notes to Portfolio of Investments

DEVELOPED INTERNATIONAL EQUITY SELECT ETF (RNDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
Euro                                                29.5%
Japanese Yen                                        18.7
British Pound Sterling                              15.2
Swiss Franc                                          8.1
Canadian Dollar                                      7.4
Australian Dollar                                    5.5
South Korean Won                                     4.9
Hong Kong Dollar                                     3.3
Swedish Krona                                        2.9
Danish Krone                                         1.8
Singapore Dollar                                     1.3
Norwegian Krone                                      0.6
Israeli Shekel                                       0.5
US Dollar                                            0.2
New Zealand Dollar                                   0.1
                                                   ------
TOTAL                                              100.0%
                                                   ======


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) - 79.3%

                  BERMUDA - 0.9%
          52,000  Kunlun Energy Co., Ltd. ............................................  $        44,091
                                                                                        ---------------

                  BRAZIL - 8.5%
           2,942  Ambev S.A. .........................................................           16,260
           2,960  Banco Bradesco S.A. ................................................           24,660
           2,952  BB Seguridade Participacoes S.A. ...................................           25,529
           4,470  BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros ..........           26,648
           1,390  BRF S.A. ...........................................................           16,447
             346  Cia de Transmissao de Energia Electrica Paulista (Preference
                     Shares)..........................................................            6,736
           3,654  Cielo S.A. .........................................................           27,133
           1,616  EDP - Energias do Brasil S.A. ......................................            6,922
             638  Engie Brasil Energia S.A. ..........................................            6,532
             384  Equatorial Energia S.A. ............................................            6,280
             464  Fleury S.A. ........................................................            3,754
           1,850  Hypermarcas S.A. ...................................................           15,524
           2,628  Iguatemi Empresa de Shopping Centers S.A. ..........................           26,114
           2,276  Itau Unibanco Holding S.A. (Preference Shares) .....................           25,248
           9,074  Itausa - Investimentos Itau S.A. (Preference Shares) ...............           24,706
           2,332  Lojas Renner S.A. ..................................................           19,273
           1,260  M. Dias Branco S.A. ................................................           18,750
           6,004  MRV Engenharia e Participacoes S.A. ................................           24,503
           1,300  Multiplan Empreendimentos Imobiliarios S.A., Preference Shares .....           25,632
           1,004  Raia Drogasil S.A. .................................................           21,247
             450  Telefonica Brasil S.A. (Preference Shares) .........................            6,099
           2,080  TIM Participacoes S.A. .............................................            6,147
             982  Transmissora Alianca de Energia Eletrica S.A. ......................            6,533
             316  Ultrapar Participacoes S.A. ........................................            7,394
           5,966  WEG S.A. ...........................................................           31,875
                                                                                        ---------------
                                                                                                425,946
                                                                                        ---------------

                  CAYMAN ISLANDS - 3.9%
           6,108  Chailease Holding Co., Ltd. ........................................           17,027
           5,000  Tencent Holdings Ltd. ..............................................          178,804
                                                                                        ---------------
                                                                                                195,831
                                                                                        ---------------

                  CHILE - 0.8%
           2,236  Cencosud S.A. ......................................................            5,952
          67,598  Enel Americas S.A. .................................................           12,830
             542  Latam Airlines Group S.A. ..........................................            6,027
             818  SACI Falabella .....................................................            6,722
             216  Sociedad Quimica y Minera de Chile S.A. (Preference Shares) ........            7,158
                                                                                        ---------------
                                                                                                 38,689
                                                                                        ---------------

                  CHINA - 14.9%
          70,000  Agricultural Bank of China Ltd., Class H ...........................           33,084
         136,000  AviChina Industry & Technology Co., Ltd., Class H ..................           79,780
          64,000  Bank of China Ltd., Class H ........................................           31,396
          40,000  Bank of Communications Co., Ltd., Class H ..........................           28,229
          82,000  China Cinda Asset Management Co., Ltd., Class H ....................           30,563
          48,000  China CITIC Bank Corp., Ltd., Class H ..............................           29,387


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  CHINA (CONTINUED)
          40,000  China Construction Bank Corp., Class H .............................  $        30,996
          12,000  China Merchants Bank Co., Ltd., Class H ............................           36,196
          30,000  China Minsheng Banking Corp., Ltd., Class H ........................           29,933
           8,800  China Pacific Insurance Group Co., Ltd., Class H ...................           35,955
          60,000  China Petroleum & Chemical Corp., Class H ..........................           46,801
         112,000  China Telecom Corp., Ltd., Class H .................................           53,221
          48,000  Chongqing Rural Commercial Bank Co., Ltd., Class H .................           32,400
          15,000  CITIC Securities Co., Ltd., Class H ................................           31,009
          60,000  CRRC Corp., Ltd., Class H ..........................................           53,949
          15,200  GF Securities Co., Ltd., Class H ...................................           30,527
          19,200  Haitong Securities Co., Ltd., Class H ..............................           31,035
          48,000  Industrial & Commercial Bank of China Ltd., Class H ................           32,400
          78,000  People's Insurance Co., Group of China Ltd., Class H ...............           32,769
           6,000  Ping An Insurance Group Co. of China Ltd., Class H .................           39,539
                                                                                        ---------------
                                                                                                749,169
                                                                                        ---------------

                  COLOMBIA - 0.4%
           1,796  Bancolombia S.A. (Preference Shares) ...............................           19,979
                                                                                        ---------------

                  CZECH REPUBLIC - 0.2%
             230  CEZ A.S. ...........................................................            4,003
             108  Komercni Banka A.S. ................................................            4,326
                                                                                        ---------------
                                                                                                  8,329
                                                                                        ---------------

                  HONG KONG - 3.0%
           8,000  BOC Hong Kong Holdings Ltd. ........................................           38,271
           5,000  China Mobile Ltd. ..................................................           53,058
          40,000  CITIC Ltd. .........................................................           60,148
                                                                                        ---------------
                                                                                                151,477
                                                                                        ---------------

                  HUNGARY - 0.4%
              52  MOL Hungarian Oil & Gas PLC ........................................            4,082
             296  OTP Bank PLC .......................................................            9,906
             186  Richter Gedeon Nyrt ................................................            4,861
                                                                                        ---------------
                                                                                                 18,849
                                                                                        ---------------

                  INDONESIA - 2.7%
          40,426  Astra International Tbk PT .........................................           27,072
          12,266  Bank Central Asia Tbk PT ...........................................           16,704
          17,350  Bank Mandiri Persero Tbk PT ........................................           16,598
          31,350  Bank Negara Indonesia Persero Tbk PT ...............................           15,525
          15,646  Bank Rakyat Indonesia Persero Tbk PT ...............................           17,903
          14,826  Perusahaan Gas Negara Persero Tbk ..................................            2,503
          74,630  Telekomunikasi Indonesia Persero Tbk PT ............................           25,311
           7,108  United Tractors Tbk PT .............................................           14,640
                                                                                        ---------------
                                                                                                136,256
                                                                                        ---------------

                  MALAYSIA - 2.8%
           7,200  AirAsia Bhd ........................................................            5,451
           3,200  Axiata Group Bhd ...................................................            3,601


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  MALAYSIA (CONTINUED)
          11,000  CIMB Group Holdings Bhd ............................................  $        16,861
           3,200  DiGi.Com Bhd .......................................................            3,727
           7,600  Gamuda Bhd .........................................................            9,737
           2,400  Genting Bhd ........................................................            5,261
           4,200  Genting Malaysia Bhd ...............................................            5,381
           4,600  IHH Healthcare Bhd .................................................            6,162
           5,800  IOI Corp Bhd .......................................................            6,013
           1,200  Kuala Lumpur Kepong Bhd ............................................            6,955
           6,800  Malayan Banking Bhd ................................................           15,255
           3,200  Public Bank Bhd ....................................................           15,148
          12,000  Sapura Energy Bhd ..................................................            4,445
           4,400  Sime Darby Bhd .....................................................            9,737
           2,600  Telekom Malaysia Bhd ...............................................            4,028
           6,400  Tenaga Nasional Bhd ................................................           21,082
                                                                                        ---------------
                                                                                                138,844
                                                                                        ---------------

                  MEXICO - 5.1%
           6,870  Alfa S.A.B. de C.V., Class A .......................................            9,747
           4,716  Alsea SAB de C.V. ..................................................           17,878
          26,928  America Movil S.A.B. de C.V., Series L .............................           21,603
           2,972  Arca Continental S.A.B. de C.V. ....................................           22,358
          11,550  Cemex S.A.B. de C.V. (b)............................................           10,870
           2,328  Fomento Economico Mexicano S.A.B. de C.V. ..........................           22,926
           7,556  Gentera S.A.B. de C.V. .............................................           11,341
           1,034  Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B ...........           11,651
             580  Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B ............           12,235
           2,164  Grupo Financiero Banorte, S.A.B. de C.V., O Shares .................           13,730
           6,882  Grupo Financiero Santander Mexico S.A.B de C.V., Class B ...........           13,317
           2,988  Grupo Mexico S.A.B. de C.V., Series B ..............................            8,395
           3,034  Grupo Televisa S.A.B. ..............................................           14,803
             348  Industrias Penoles S.A.B. de C.V. ..................................            7,871
           9,514  Kimberly-Clark de Mexico, S.A.B. de C.V., Class A ..................           20,135
           3,294  Mexichem S.A.B. de C.V. ............................................            8,823
             930  Promotora y Operadora de Infraestructura S.A.B. de C.V. ............           11,110
           6,816  Wal-Mart de Mexico S.A.B. de C.V. ..................................           15,804
                                                                                        ---------------
                                                                                                254,597
                                                                                        ---------------

                  NETHERLANDS - 0.1%
              88  X5 Retail Group N.V., GDR (b).......................................            3,049
                                                                                        ---------------

                  PHILIPPINES - 1.5%
          22,200  Ayala Land, Inc. ...................................................           17,488
           6,260  BDO Unibank, Inc. ..................................................           15,383
           1,560  SM Investments Corp. ...............................................           24,825
          26,000  SM Prime Holdings, Inc. ............................................           17,004
                                                                                        ---------------
                                                                                                 74,700
                                                                                        ---------------

                  POLAND - 1.2%
             336  Alior Bank S.A. (b).................................................            5,599
             182  Bank Pekao S.A. ....................................................            6,129


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  POLAND (CONTINUED)
              70  Bank Zachodni WBK S.A. .............................................  $         6,466
             246  Jastrzebska Spolka Weglowa S.A. (b).................................            4,911
             134  KGHM Polska Miedz S.A. .............................................            4,001
             916  Orange Polska S.A. (b)..............................................            1,268
           1,144  PGE Polska Grupa Energetyczna S.A. .................................            3,739
             264  Polski Koncern Naftowy ORLEN S.A. ..................................            7,972
           4,438  Polskie Gornictwo Naftowe i Gazownictwo S.A. .......................            7,569
             748  Powszechna Kasa Oszczednosci Bank Polski S.A. (b)...................            6,956
             690  Powszechny Zaklad Ubezpieczen S.A. .................................            8,303
                                                                                        ---------------
                                                                                                 62,913
                                                                                        ---------------

                  RUSSIA - 4.0%
             984  Aeroflot PJSC (b) ..................................................            3,259
           6,325  Alrosa PJSC ........................................................            9,282
         748,424  Federal Grid Co. Unified Energy System PJSC ........................            2,175
          10,476  Gazprom PJSC .......................................................           21,048
          33,406  Inter RAO UES PJSC .................................................            2,171
             449  LUKOIL PJSC ........................................................           21,870
              78  Magnit PJSC, GDR ...................................................            2,652
             874  MegaFon PJSC, GDR ..................................................            8,006
              64  MMC Norilsk Nickel PJSC ............................................            8,755
           2,118  Mobile TeleSystems PJSC ............................................            8,422
           3,238  Moscow Exchange MICEX-RTS PJSC .....................................            5,728
             700  PhosAgro PJSC, GDR .................................................            9,275
         143,684  RusHydro PJSC ......................................................            1,940
             711  Severstal PJSC .....................................................            9,355
          45,495  Surgutneftegas OJSC ................................................           19,803
          41,622  Surgutneftegas OJSC (Preference Shares) ............................           20,107
           3,854  Tatneft PJSC .......................................................           24,545
               8  Transneft PJSC (Preference Shares) .................................           21,636
                                                                                        ---------------
                                                                                                200,029
                                                                                        ---------------

                  SOUTH AFRICA - 6.9%
             250  Aspen Pharmacare Holdings Ltd. .....................................            5,486
             904  AVI Ltd. ...........................................................            6,564
             162  Capitec Bank Holdings Ltd. .........................................           10,278
           3,366  Clicks Group Ltd. ..................................................           36,021
             956  Discovery Ltd. .....................................................            9,348
           2,650  FirstRand Ltd. .....................................................            9,551
           1,344  Investec Ltd. ......................................................            9,914
           1,136  Liberty Holdings Ltd. ..............................................            9,769
           2,358  Life Healthcare Group Holdings Ltd. ................................            4,623
           5,368  MMI Holdings Ltd. ..................................................            8,305
             956  Mondi Ltd. .........................................................           24,780
             186  Naspers Ltd. .......................................................           36,183
             510  Nedbank Group Ltd. .................................................            8,139
           2,670  Netcare Ltd. .......................................................            5,251
           6,482  Pick n Pay Stores Ltd. .............................................           29,238
           2,976  Rand Merchant Investment Holdings Ltd. .............................            8,869


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  SOUTH AFRICA (CONTINUED)
           1,228  Remgro Ltd. ........................................................  $        20,037
           2,098  RMB Holdings Ltd. ..................................................            9,422
           1,824  Sanlam Ltd. ........................................................            9,035
           3,360  Sappi Ltd. .........................................................           22,367
           2,476  SPAR Group (The) Ltd. ..............................................           29,167
             224  Tiger Brands Ltd. ..................................................            6,299
           2,164  Vodacom Group Ltd. .................................................           27,172
                                                                                        ---------------
                                                                                                345,818
                                                                                        ---------------

                  TAIWAN - 16.0%
           7,056  Asustek Computer, Inc. .............................................           66,686
           8,892  Cathay Financial Holding Co., Ltd. .................................           14,645
          19,118  Cheng Shin Rubber Industry Co., Ltd. ...............................           40,662
          14,436  China Life Insurance Co., Ltd. .....................................           14,379
          22,016  China Steel Corp. ..................................................           17,912
           4,272  Chunghwa Telecom Co., Ltd. .........................................           15,167
         106,926  Compal Electronics, Inc. ...........................................           72,057
          23,096  CTBC Financial Holding Co., Ltd. ...................................           15,147
          23,744  E.Sun Financial Holding Co., Ltd. ..................................           14,596
           5,904  Far EasTone Telecommunications Co., Ltd. ...........................           15,041
          23,408  First Financial Holding Co., Ltd. ..................................           15,659
           5,900  Formosa Chemicals & Fibre Corp. ....................................           18,522
           6,156  Formosa Plastics Corp. .............................................           18,759
           8,748  Fubon Financial Holding Co., Ltd. ..................................           13,933
          38,304  Hon Hai Precision Industry Co., Ltd. ...............................          147,323
          17,676  Mega Financial Holding Co., Ltd. ...................................           14,701
           7,748  Nan Ya Plastics Corp. ..............................................           19,230
           2,016  President Chain Store Corp. ........................................           18,126
          34,234  Taishin Financial Holding Co., Ltd. ................................           15,587
           3,946  Taiwan Mobile Co., Ltd. ............................................           14,853
          11,202  Taiwan Semiconductor Manufacturing Co., Ltd. .......................           76,779
          21,068  Uni-President Enterprises Corp. ....................................           42,247
         173,536  United Microelectronics Corp. ......................................           84,144
          33,832  Yuanta Financial Holding Co., Ltd. .................................           14,903
                                                                                        ---------------
                                                                                                801,058
                                                                                        ---------------

                  THAILAND - 4.5%
           1,400  Advanced Info Service PCL ..........................................            7,315
           6,800  Airports of Thailand PCL ...........................................            9,459
           2,400  Bangkok Bank PCL ...................................................           13,071
          20,200  Bangkok Dusit Medical Services PCL..................................           11,417
          34,600  Bangkok Expressway & Metro PCL .....................................            7,588
           5,800  Berli Jucker PCL ...................................................            8,153
           7,600  Central Pattana PCL ................................................           15,493
           6,200  Charoen Pokphand Foods PCL .........................................            4,526
           4,600  CP ALL PCL .........................................................            8,497
          27,600  Home Product Center PCL ............................................            7,800
           2,800  Intouch Holdings PCL ...............................................            4,698
          44,200  IRPC PCL ...........................................................            6,961


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (a) (CONTINUED)

                  THAILAND (CONTINUED)
           2,400  Kasikornbank PCL ...................................................  $        14,024
           2,600  KCE Electronics PCL ................................................            8,305
          21,000  Krung Thai Bank PCL ................................................           11,622
           7,200  Minor International PCL ............................................            8,531
           2,400  PTT Exploration & Production PCL ...................................            6,094
           6,200  PTT Global Chemical PCL ............................................           12,502
             600  PTT PCL ............................................................            6,535
             600  Siam Cement (The) PCL ..............................................            8,902
           2,600  Siam Commercial Bank (The) PCL .....................................           11,902
           3,000  Thai Oil PCL .......................................................            6,977
           8,200  Thai Union Group PCL, Class F ......................................            5,093
         175,600  TMB Bank PCL .......................................................           11,889
          37,400  True Corp PCL (b)...................................................            6,826
                                                                                        ---------------
                                                                                                224,180
                                                                                        ---------------

                  TURKEY - 1.5%
           1,924  Akbank TAS .........................................................            5,359
             450  Arcelik A.S. .......................................................            3,333
             214  BIM Birlesik Magazalar A.S. ........................................            3,969
           1,420  Eregli Demir ve Celik Fabrikalari TAS ..............................            2,845
           1,642  Haci Omer Sabanci Holding A.S. .....................................            5,101
           1,198  KOC Holding A.S. ...................................................            5,509
           1,652  Petkim Petrokimya Holding A.S. .....................................            2,845
             374  Tofas Turk Otomobil Fabrikasi A.S. .................................            3,072
             204  Tupras Turkiye Petrol Rafinerileri A.S. ............................            5,867
           2,178  Turk Hava Yollari AO (b)............................................            4,983
           1,096  Turkcell Iletisim Hizmetleri A.S. ..................................            3,607
           1,852  Turkiye Garanti Bankasi A.S. .......................................            5,153
           1,582  Turkiye Halk Bankasi A.S. ..........................................            5,913
           2,476  Turkiye Is Bankasi, Class C ........................................            5,243
           3,062  Turkiye Vakiflar Bankasi TAO .......................................            5,631
             552  Ulker Biskuvi Sanayi A.S. ..........................................            3,483
           4,318  Yapi ve Kredi Bankasi A.S. (b)......................................            5,510
                                                                                        ---------------
                                                                                                 77,423
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        3,971,227
                  (Cost $3,946,977)                                                     ---------------

EXCHANGE-TRADED FUNDS (a) - 19.8%

                  UNITED STATES - 19.8%
          29,390  iShares India 50 ETF ...............................................          987,798
                  (Cost $1,001,317)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.7%

                  MEXICO - 0.3%
           7,264  Fibra Uno Administracion S.A. de C.V. ..............................           13,744
                                                                                        ---------------


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

                  SOUTH AFRICA - 0.3%
           4,744  Growthpoint Properties Ltd. ........................................  $         8,877
          11,160  Redefine Properties Ltd. ...........................................            8,974
                                                                                        ---------------
                                                                                                 17,851
                                                                                        ---------------

                  TURKEY - 0.1%
           5,658  Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (b)..................            4,728
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................           36,323
                  (Cost $36,542)                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................        4,995,348
                  (Cost $4,984,836) (c)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................           11,063
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     5,006,411
                                                                                        ===============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,134 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $51,622.

GDR   Global Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,971,227  $     3,971,227  $            --  $            --
Exchange-Traded Funds*.........................         987,798          987,798               --               --
Real Estate Investment Trusts*.................          36,323           36,323               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     4,995,348  $     4,995,348  $            --  $            --
                                                ===============  ===============  ===============  ===============


                        See Notes to Portfolio of Investments




EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)


                                                LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   6/30/2017        PRICES          INPUTS          INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Forward Foreign Currency Contracts**..........  $          (199) $            --  $         (199)  $            --
                                                ===============  ===============  ===============  ===============

* See the Portfolio of Investments for country breakout.

** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

                                     FORWARD FOREIGN CURRENCY CONTRACTS
                           -------------------------------------------------------
                                                                      PURCHASE           SALE          UNREALIZED
SETTLEMENT                       AMOUNT              AMOUNT          VALUE AS OF      VALUE AS OF    APPRECIATION/
   DATE      COUNTERPARTY     PURCHASED (1)         SOLD (1)        JUNE 30, 2017    JUNE 30, 2017   (DEPRECIATION)
-----------  ------------  -------------------  -----------------  ---------------  ---------------  --------------
  7/3/17         BBH       IDR   1,810,071,112  USD       136,014  $       135,815  $      136,014   $         (199)
                                                                                                     ==============

(1) Please see Currency Exposure Diversification table for currency descriptions.


Counterparty Abbreviations:
     BBH   Brown Brothers Harriman & Co.



CURRENCY EXPOSURE                                % OF TOTAL
DIVERSIFICATION                                 INVESTMENTS+
------------------------------------------------------------
HKD                                                 23.1%
USD                                                 18.0
TWD                                                 16.8
BRL                                                  8.8
ZAr                                                  7.5
MXN                                                  5.5
THB                                                  4.6
RUB                                                  3.7
MYR                                                  2.9
IDR                                                  2.8
TRY                                                  1.7
PHP                                                  1.5
PLN                                                  1.3
CLP                                                  0.8
COP                                                  0.4
HUF                                                  0.4
CZK                                                  0.2
                                                   ------
                                           Total   100.0%
                                                   ======

Currency Abbreviations:
     BRL   Brazilian Real
     CLP   Chilean Peso
     COP   Colombian Peso
     CZK   Czech Republic Koruna
     HKD   Hong Kong Dollar
     HUF   Hungarian Forint
     IDR   Indonesian Rupiah
     MXN   Mexican Peso
     MYR   Malaysian Ringgit
     PHP   Philippine Peso
     PLN   Polish Zloty
     RUB   Russian Ruble
     THB   Thai Baht
     TRY   Turkish Lira
     TWD   Taiwan Dollar
     USD   United States Dollar
     ZAr   South African Rand

+ The weightings include the impact of currency forwards.


                        See Notes to Portfolio of Investments

EMERGING MARKETS EQUITY SELECT ETF (RNEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)


                                                 % OF TOTAL
SECTOR ALLOCATION                               INVESTMENTS
------------------------------------------------------------
Financials                                          45.5%
Information Technology                              13.2
Consumer Staples                                     7.4
Industrials                                          7.3
Energy                                               6.0
Telecommunication Services                           5.8
Materials                                            4.8
Consumer Discretionary                               4.4
Real Estate                                          2.8
Utilities                                            1.7
Health Care                                          1.1
                                                   ------
TOTAL                                              100.0%
                                                   ======


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 94.0%

                  AEROSPACE & DEFENSE - 1.9%
              62  Arconic, Inc. ......................................................  $         1,404
              20  Boeing (The) Co. ...................................................            3,955
              18  General Dynamics Corp. .............................................            3,566
              18  Huntington Ingalls Industries, Inc. ................................            3,351
              22  L3 Technologies, Inc. ..............................................            3,676
              14  Lockheed Martin Corp. ..............................................            3,887
              14  Northrop Grumman Corp. .............................................            3,594
              24  Raytheon Co. .......................................................            3,875
              36  Rockwell Collins, Inc. .............................................            3,783
              74  Textron, Inc. ......................................................            3,485
              32  United Technologies Corp. ..........................................            3,907
                                                                                        ---------------
                                                                                                 38,483
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 0.7%
              46  CH Robinson Worldwide, Inc. ........................................            3,159
              64  Expeditors International of Washington, Inc. .......................            3,615
              18  FedEx Corp. ........................................................            3,912
              34  United Parcel Service, Inc., Class B ...............................            3,760
                                                                                        ---------------
                                                                                                 14,446
                                                                                        ---------------

                  AIRLINES - 1.2%
              56  Alaska Air Group Inc,. .............................................            5,027
             124  American Airlines Group, Inc. ......................................            6,240
             114  Delta Air Lines, Inc. ..............................................            6,126
              94  Southwest Airlines Co. .............................................            5,841
                                                                                        ---------------
                                                                                                 23,234
                                                                                        ---------------

                  AUTO COMPONENTS - 0.6%
              98  BorgWarner, Inc. ...................................................            4,151
             116  Goodyear Tire & Rubber (The) Co. ...................................            4,055
              30  Lear Corp. .........................................................            4,263
                                                                                        ---------------
                                                                                                 12,469
                                                                                        ---------------

                  AUTOMOBILES - 0.6%
             336  Ford Motor Co. .....................................................            3,760
             112  General Motors Co. .................................................            3,912
              62  Harley-Davidson, Inc. ..............................................            3,349
                                                                                        ---------------
                                                                                                 11,021
                                                                                        ---------------

                  BANKS - 3.5%
             158  Bank of America Corp. ..............................................            3,833
              84  BB&T Corp. .........................................................            3,814
              84  CIT Group, Inc. ....................................................            4,091
              62  Citigroup, Inc. ....................................................            4,146
             110  Citizens Financial Group, Inc. .....................................            3,925
              54  Comerica, Inc. .....................................................            3,955
             146  Fifth Third Bancorp ................................................            3,790
              40  First Republic Bank ................................................            4,004
             282  Huntington Bancshares, Inc. ........................................            3,813
              42  JPMorgan Chase & Co. ...............................................            3,839


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  BANKS (CONTINUED)
             210  KeyCorp ............................................................  $         3,935
              24  M&T Bank Corp. .....................................................            3,887
              32  PNC Financial Services Group (The), Inc. ...........................            3,996
             256  Regions Financial Corp. ............................................            3,748
              68  SunTrust Banks, Inc. ...............................................            3,857
              74  U.S. Bancorp .......................................................            3,842
              68  Wells Fargo & Co. ..................................................            3,768
              88  Zions Bancorporation ...............................................            3,864
                                                                                        ---------------
                                                                                                 70,107
                                                                                        ---------------

                  BEVERAGES - 1.2%
              84  Brown-Forman Corp., Class B ........................................            4,082
              92  Coca-Cola (The) Co. ................................................            4,126
              24  Constellation Brands, Inc., Class A ................................            4,650
              38  Dr. Pepper Snapple Group, Inc. .....................................            3,462
              42  Molson Coors Brewing Co., Class B ..................................            3,626
              34  PepsiCo, Inc. ......................................................            3,927
                                                                                        ---------------
                                                                                                 23,873
                                                                                        ---------------

                  BIOTECHNOLOGY - 1.5%
             136  AbbVie, Inc. .......................................................            9,861
              56  Amgen, Inc. ........................................................            9,645
             136  Gilead Sciences, Inc. ..............................................            9,626
                                                                                        ---------------
                                                                                                 29,132
                                                                                        ---------------

                  BUILDING PRODUCTS - 0.6%
              58  Fortune Brands Home & Security, Inc. ...............................            3,784
              84  Johnson Controls International PLC .................................            3,642
             102  Masco Corp. ........................................................            3,898
                                                                                        ---------------
                                                                                                 11,324
                                                                                        ---------------

                  CAPITAL MARKETS - 3.8%
              22  Affiliated Managers Group, Inc. ....................................            3,649
              28  Ameriprise Financial, Inc. .........................................            3,564
              78  Bank of New York Mellon (The) Corp. ................................            3,980
              10  BlackRock, Inc. ....................................................            4,224
              92  Charles Schwab (The) Corp. .........................................            3,952
              32  CME Group, Inc. ....................................................            4,008
              88  Franklin Resources, Inc. ...........................................            3,941
              16  Goldman Sachs Group (The), Inc. ....................................            3,550
              62  Intercontinental Exchange, Inc. ....................................            4,087
             120  Invesco, Ltd. ......................................................            4,223
              32  Moody's Corp. ......................................................            3,894
              86  Morgan Stanley .....................................................            3,832
              54  Nasdaq, Inc. .......................................................            3,860
              42  Northern Trust Corp. ...............................................            4,083
              50  Raymond James Financial, Inc. ......................................            4,011
              28  S&P Global, Inc. ...................................................            4,088
              46  State Street Corp. .................................................            4,128
              56  T. Rowe Price Group, Inc. ..........................................            4,156


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CAPITAL MARKETS (CONTINUED)
              96  TD Ameritrade Holding Corp. ........................................  $         4,127
                                                                                        ---------------
                                                                                                 75,357
                                                                                        ---------------

                  CHEMICALS - 1.2%
              12  Air Products & Chemicals, Inc. .....................................            1,717
              16  Albemarle Corp. ....................................................            1,689
              18  Celanese Corp., Class A ............................................            1,709
              54  CF Industries Holdings, Inc. .......................................            1,510
              20  Eastman Chemical Co. ...............................................            1,680
              12  Ecolab, Inc. .......................................................            1,593
              24  FMC Corp. ..........................................................            1,753
              12  International Flavors & Fragrances, Inc. ...........................            1,620
              18  LyondellBasell Industries N.V., Class A ............................            1,519
              58  Mosaic (The) Co. ...................................................            1,324
              16  PPG Industries, Inc. ...............................................            1,759
              12  Sherwin-Williams (The) Co. .........................................            4,212
              26  Westlake Chemical Corp. ............................................            1,721
                                                                                        ---------------
                                                                                                 23,806
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 0.5%
              28  Cintas Corp. .......................................................            3,529
              56  Republic Services, Inc. ............................................            3,569
              48  Waste Management, Inc. .............................................            3,521
                                                                                        ---------------
                                                                                                 10,619
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 2.1%
             312  Cisco Systems, Inc. ................................................            9,766
              94  Harris Corp. .......................................................           10,253
             384  Juniper Networks, Inc. .............................................           10,706
             126  Motorola Solutions, Inc. ...........................................           10,929
                                                                                        ---------------
                                                                                                 41,654
                                                                                        ---------------

                  CONSTRUCTION MATERIALS - 0.4%
              16  Martin Marietta Materials, Inc. ....................................            3,561
              30  Vulcan Materials Co. ...............................................            3,801
                                                                                        ---------------
                                                                                                  7,362
                                                                                        ---------------

                  CONSUMER FINANCE - 0.9%
             178  Ally Financial, Inc. ...............................................            3,720
              46  American Express Co. ...............................................            3,875
              42  Capital One Financial Corp. ........................................            3,470
              54  Discover Financial Services ........................................            3,358
             108  Synchrony Financial ................................................            3,221
                                                                                        ---------------
                                                                                                 17,644
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 0.9%
              94  Ball Corp. .........................................................            3,968
              32  International Paper Co. ............................................            1,811
              38  Packaging Corp. of America .........................................            4,233
              82  Sealed Air Corp. ...................................................            3,670


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CONTAINERS & PACKAGING (CONTINUED)
              68  WestRock Co. .......................................................  $         3,853
                                                                                        ---------------
                                                                                                 17,535
                                                                                        ---------------

                  DISTRIBUTORS - 0.2%
              42  Genuine Parts Co. ..................................................            3,896
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.2%
             146  Leucadia National Corp. ............................................            3,819
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
             404  AT&T, Inc. .........................................................           15,243
             742  Centurylink, Inc. ..................................................           17,719
             346  Verizon Communications, Inc. .......................................           15,452
                                                                                        ---------------
                                                                                                 48,414
                                                                                        ---------------

                  ELECTRIC UTILITIES - 1.6%
              56  Alliant Energy Corp. ...............................................            2,250
              34  American Electric Power Co., Inc. ..................................            2,362
              28  Duke Energy Corp. ..................................................            2,341
              28  Edison International ...............................................            2,189
              30  Entergy Corp. ......................................................            2,303
              38  Eversource Energy ..................................................            2,307
              62  Exelon Corp. .......................................................            2,236
              70  FirstEnergy Corp. ..................................................            2,041
              18  NextEra Energy, Inc. ...............................................            2,522
              34  PG&E Corp. .........................................................            2,257
              26  Pinnacle West Capital Corp. ........................................            2,214
              60  PPL Corp. ..........................................................            2,320
              46  Southern (The) Co. .................................................            2,202
              50  Xcel Energy, Inc. ..................................................            2,294
                                                                                        ---------------
                                                                                                 31,838
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.9%
              18  Acuity Brands, Inc. ................................................            3,659
              66  AMETEK, Inc. .......................................................            3,998
              48  Eaton Corp. PLC ....................................................            3,736
              60  Emerson Electric Co. ...............................................            3,577
              22  Rockwell Automation, Inc. ..........................................            3,563
                                                                                        ---------------
                                                                                                 18,533
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.5%
              50  Amphenol Corp., Class A ............................................            3,691
             182  CDW Corp. ..........................................................           11,380
             390  Corning, Inc. ......................................................           11,720
              48  TE Connectivity, Ltd. ..............................................            3,777
                                                                                        ---------------
                                                                                                 30,568
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 0.7%
             104  Halliburton Co. ....................................................            4,442
             126  National Oilwell Varco, Inc. .......................................            4,150


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ENERGY EQUIPMENT & SERVICES (CONTINUED)
              64  Schlumberger, Ltd. .................................................  $         4,214
                                                                                        ---------------
                                                                                                 12,806
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 2.0%
              34  Costco Wholesale Corp. .............................................            5,438
              68  CVS Health Corp. ...................................................            5,471
             238  Kroger (The) Co. ...................................................            5,550
             104  Sysco Corp. ........................................................            5,234
              76  Wal-Mart Stores, Inc. ..............................................            5,752
              66  Walgreens Boots Alliance, Inc. .....................................            5,168
             144  Whole Foods Market, Inc. ...........................................            6,064
                                                                                        ---------------
                                                                                                 38,677
                                                                                        ---------------

                  FOOD PRODUCTS - 2.7%
              84  Archer-Daniels-Midland Co. .........................................            3,476
              50  Bunge, Ltd. ........................................................            3,730
              70  Campbell Soup Co. ..................................................            3,651
             100  Conagra Brands, Inc. ...............................................            3,576
              66  General Mills, Inc. ................................................            3,656
              36  Hershey (The) Co. ..................................................            3,865
             114  Hormel Foods Corp. .................................................            3,889
              32  Ingredion, Inc. ....................................................            3,815
              30  JM Smucker (The) Co. ...............................................            3,550
              54  Kellogg Co. ........................................................            3,751
              44  Kraft Heinz (The) Co. ..............................................            3,768
              40  McCormick & Co., Inc. ..............................................            3,900
              90  Mondelez International, Inc., Class A ..............................            3,887
              62  Tyson Foods, Inc., Class A .........................................            3,883
                                                                                        ---------------
                                                                                                 52,397
                                                                                        ---------------

                  GAS UTILITIES - 0.2%
              28  Atmos Energy Corp. .................................................            2,323
              44  UGI Corp. ..........................................................            2,130
                                                                                        ---------------
                                                                                                  4,453
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
             198  Abbott Laboratories ................................................            9,625
             170  Baxter International, Inc. .........................................           10,292
              50  Becton Dickinson and Co. ...........................................            9,755
              44  Cooper (The) Cos., Inc. ............................................           10,534
              42  Danaher Corp. ......................................................            3,544
             144  DENTSPLY SIRONA, Inc. ..............................................            9,337
             112  Medtronic PLC ......................................................            9,940
             118  ResMed, Inc. .......................................................            9,189
              70  Stryker Corp. ......................................................            9,715
              74  Zimmer Biomet Holdings, Inc. .......................................            9,502
                                                                                        ---------------
                                                                                                 91,433
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 4.4%
              70  Aetna, Inc. ........................................................           10,628


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
              58  AmerisourceBergen Corp. ............................................  $         5,483
              54  Anthem, Inc. .......................................................           10,159
              64  Cardinal Health, Inc. ..............................................            4,987
              62  Cigna Corp. ........................................................           10,378
              42  Humana, Inc. .......................................................           10,106
              36  McKesson Corp. .....................................................            5,923
              92  Quest Diagnostics, Inc. ............................................           10,227
              54  UnitedHealth Group, Inc. ...........................................           10,013
              74  Universal Health Services, Inc., Class B ...........................            9,034
                                                                                        ---------------
                                                                                                 86,938
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 4.1%
             138  Aramark ............................................................            5,655
              86  Carnival Corp. .....................................................            5,639
              64  Darden Restaurants, Inc. ...........................................            5,788
              28  Domino's Pizza, Inc. ...............................................            5,923
              88  Hilton Worldwide Holdings, Inc. ....................................            5,443
              90  Las Vegas Sands Corp. ..............................................            5,750
              54  Marriott International, Inc., Class A ..............................            5,417
              40  McDonald's Corp. ...................................................            6,126
             184  MGM Resorts International ..........................................            5,757
              52  Royal Caribbean Cruises, Ltd. ......................................            5,680
              90  Starbucks Corp. ....................................................            5,248
              60  Wyndham Worldwide Corp. ............................................            6,025
              44  Wynn Resorts, Ltd. .................................................            5,901
              80  Yum! Brands, Inc. ..................................................            5,901
                                                                                        ---------------
                                                                                                 80,253
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.4%
             116  DR Horton, Inc. ....................................................            4,010
             212  Garmin Ltd. ........................................................           10,818
              76  Lennar Corp., Class A ..............................................            4,052
              80  Newell Brands, Inc. ................................................            4,290
              22  Whirlpool Corp. ....................................................            4,216
                                                                                        ---------------
                                                                                                 27,386
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 1.1%
              78  Church & Dwight Co., Inc. ..........................................            4,047
              28  Clorox (The) Co. ...................................................            3,731
              52  Colgate-Palmolive Co. ..............................................            3,855
              28  Kimberly-Clark Corp. ...............................................            3,615
              42  Procter & Gamble (The) Co. .........................................            3,660
              28  Spectrum Brands Holdings, Inc. .....................................            3,501
                                                                                        ---------------
                                                                                                 22,409
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.7%
              18  3M Co. .............................................................            3,747
             122  General Electric Co. ...............................................            3,295
              28  Honeywell International, Inc. ......................................            3,732


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INDUSTRIAL CONGLOMERATES (CONTINUED)
              16  Roper Technologies, Inc. ...........................................  $         3,705
                                                                                        ---------------
                                                                                                 14,479
                                                                                        ---------------

                  INSURANCE - 4.3%
              50  Aflac Inc. .........................................................            3,884
              46  Allstate (The) Corp. ...............................................            4,068
              60  American International Group, Inc. .................................            3,751
              66  Arthur J. Gallagher & Co. ..........................................            3,779
              28  Chubb, Ltd. ........................................................            4,071
              52  Cincinnati Financial Corp. .........................................            3,767
              16  Everest Re Group, Ltd. .............................................            4,073
              94  FNF Group ..........................................................            4,214
              76  Hartford Financial Services (The) Group, Inc. ......................            3,995
              58  Lincoln National Corp. .............................................            3,920
              80  Loews Corp. ........................................................            3,745
              50  Marsh & McLennan Cos., Inc. ........................................            3,898
              70  MetLife, Inc. ......................................................            3,846
              58  Principal Financial Group, Inc. ....................................            3,716
              94  Progressive (The) Corp. ............................................            4,144
              36  Prudential Financial, Inc. .........................................            3,893
              30  Reinsurance Group of America, Inc. .................................            3,852
              48  Torchmark Corp. ....................................................            3,672
              30  Travelers (The) Cos., Inc. .........................................            3,796
              78  Unum Group .........................................................            3,637
              52  WR Berkley Corp. ...................................................            3,597
              90  XL Group, Ltd. .....................................................            3,942
                                                                                        ---------------
                                                                                                 85,260
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 0.3%
              40  Expedia, Inc. ......................................................            5,958
                                                                                        ---------------

                  IT SERVICES - 2.6%
              30  Accenture PLC, Class A .............................................            3,710
              14  Alliance Data Systems Corp. ........................................            3,594
              34  Automatic Data Processing, Inc. ....................................            3,484
              52  Broadridge Financial Solutions, Inc. ...............................            3,929
              46  Fidelity National Information Services, Inc. .......................            3,929
              44  Global Payments, Inc. ..............................................            3,974
              62  International Business Machines Corp. ..............................            9,538
              32  MasterCard, Inc., Class A ..........................................            3,886
              60  Paychex, Inc. ......................................................            3,416
              68  Total System Services, Inc. ........................................            3,961
              42  Visa, Inc., Class A ................................................            3,939
             186  Western Union (The) Co. ............................................            3,543
                                                                                        ---------------
                                                                                                 50,903
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.4%
              38  Hasbro, Inc. .......................................................            4,237


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  LEISURE PRODUCTS (CONTINUED)
             166  Mattel, Inc. .......................................................  $         3,574
                                                                                        ---------------
                                                                                                  7,811
                                                                                        ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 0.7%
              66  Agilent Technologies, Inc. .........................................            3,915
              58  Thermo Fisher Scientific, Inc. .....................................           10,119
                                                                                        ---------------
                                                                                                 14,034
                                                                                        ---------------

                  MACHINERY - 2.3%
              38  Caterpillar, Inc. ..................................................            4,084
              24  Cummins, Inc. ......................................................            3,893
              34  Deere & Co. ........................................................            4,202
              46  Dover Corp. ........................................................            3,690
              58  Fortive Corp .......................................................            3,674
              26  Illinois Tool Works, Inc. ..........................................            3,725
              42  Ingersoll-Rand PLC .................................................            3,838
              54  PACCAR, Inc. .......................................................            3,566
              22  Parker-Hannifin Corp. ..............................................            3,516
              24  Snap-on, Inc. ......................................................            3,792
              28  Stanley Black & Decker, Inc. .......................................            3,941
              72  Xylem, Inc. ........................................................            3,991
                                                                                        ---------------
                                                                                                 45,912
                                                                                        ---------------

                  MEDIA - 2.0%
              76  CBS Corp., Class B .................................................            4,847
             138  Comcast Corp., Class A .............................................            5,371
             210  Interpublic Group of (The) Cos., Inc. ..............................            5,166
              60  Omnicom Group, Inc. ................................................            4,974
           1,016  Sirius XM Holdings, Inc. ...........................................            5,558
             168  Twenty-First Century Fox, Inc., Class A ............................            4,761
             116  Viacom, Inc., Class B ..............................................            3,894
              48  Walt Disney (The) Co. ..............................................            5,100
                                                                                        ---------------
                                                                                                 39,671
                                                                                        ---------------

                  METALS & MINING - 0.3%
              52  Newmont Mining Corp. ...............................................            1,684
              30  Nucor Corp. ........................................................            1,736
              52  Steel Dynamics, Inc. ...............................................            1,862
                                                                                        ---------------
                                                                                                  5,282
                                                                                        ---------------

                  MULTI-UTILITIES - 1.1%
              42  Ameren Corp. .......................................................            2,296
              80  Centerpoint Energy, Inc. ...........................................            2,190
              50  CMS Energy Corp. ...................................................            2,313
              28  Consolidated Edison, Inc. ..........................................            2,263
              28  Dominion Energy, Inc. ..............................................            2,146
              22  DTE Energy Co. .....................................................            2,327
              52  Public Service Enterprise Group, Inc. ..............................            2,237
              34  SCANA Corp. ........................................................            2,278
              20  Sempra Energy ......................................................            2,255


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MULTI-UTILITIES (CONTINUED)
              38  WEC Energy Group, Inc. .............................................  $         2,332
                                                                                        ---------------
                                                                                                 22,637
                                                                                        ---------------

                  MULTILINE RETAIL - 0.8%
              80  Dollar General Corp. ...............................................            5,767
             178  Macy's, Inc. .......................................................            4,137
             106  Target Corp. .......................................................            5,543
                                                                                        ---------------
                                                                                                 15,447
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 5.5%
              84  Anadarko Petroleum Corp. ...........................................            3,809
              94  Apache Corp. .......................................................            4,505
             210  Cabot Oil & Gas Corp. ..............................................            5,267
              46  Chevron Corp. ......................................................            4,799
              44  Cimarex Energy Co. .................................................            4,137
              98  ConocoPhillips .....................................................            4,308
             124  Devon Energy Corp. .................................................            3,964
              52  EOG Resources, Inc. ................................................            4,707
              86  EQT Corp. ..........................................................            5,039
              60  Exxon Mobil Corp. ..................................................            4,844
             110  Hess Corp. .........................................................            4,826
             230  Kinder Morgan, Inc. ................................................            4,407
             318  Marathon Oil Corp. .................................................            3,768
              98  Marathon Petroleum Corp. ...........................................            5,128
             148  Noble Energy, Inc. .................................................            4,188
              78  Occidental Petroleum Corp. .........................................            4,670
              40  ONEOK, Inc. ........................................................            2,086
              62  Phillips 66 ........................................................            5,127
              28  Pioneer Natural Resources Co. ......................................            4,468
             178  Range Resources Corp. ..............................................            4,124
              88  Targa Resources Corp. ..............................................            3,978
              60  Tesoro Corp. .......................................................            5,616
              74  Valero Energy Corp. ................................................            4,992
             172  Williams (The) Cos., Inc. ..........................................            5,208
                                                                                        ---------------
                                                                                                107,965
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.4%
             216  Coty, Inc., Class A ................................................            4,052
              46  Estee Lauder (The) Cos., Inc., Class A .............................            4,415
                                                                                        ---------------
                                                                                                  8,467
                                                                                        ---------------

                  PHARMACEUTICALS - 3.8%
              38  Allergan PLC .......................................................            9,237
             166  Bristol-Myers Squibb Co. ...........................................            9,249
             106  Eli Lilly & Co. ....................................................            8,724
              72  Johnson & Johnson ..................................................            9,525
             146  Merck & Co., Inc. ..................................................            9,357
             134  Perrigo Co. PLC ....................................................           10,120
             262  Pfizer, Inc. .......................................................            8,801


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
             168  Zoetis, Inc. .......................................................  $        10,480
                                                                                        ---------------
                                                                                                 75,493
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 0.2%
              26  Equifax, Inc. ......................................................            3,573
                                                                                        ---------------

                  ROAD & RAIL - 1.0%
              78  CSX Corp. ..........................................................            4,256
              40  JB Hunt Transport Services, Inc. ...................................            3,655
              40  Kansas City Southern ...............................................            4,186
              32  Norfolk Southern Corp. .............................................            3,894
              34  Union Pacific Corp. ................................................            3,703
                                                                                        ---------------
                                                                                                 19,694
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
             130  Analog Devices, Inc. ...............................................           10,114
             278  Applied Materials, Inc. ............................................           11,484
             302  Intel Corp. ........................................................           10,189
             114  KLA-Tencor Corp. ...................................................           10,432
              86  Lam Research Corp. .................................................           12,163
             242  Maxim Integrated Products, Inc. ....................................           10,866
             148  Microchip Technology, Inc. .........................................           11,423
              94  NVIDIA Corp. .......................................................           13,589
             188  QUALCOMM, Inc. .....................................................           10,381
             110  Skyworks Solutions, Inc. ...........................................           10,554
             134  Texas Instruments, Inc. ............................................           10,309
             182  Xilinx, Inc. .......................................................           11,706
                                                                                        ---------------
                                                                                                133,210
                                                                                        ---------------

                  SOFTWARE - 3.6%
              74  Activision Blizzard, Inc. ..........................................            4,260
             344  CA, Inc. ...........................................................           11,858
             162  CDK Global, Inc. ...................................................           10,054
              92  Intuit, Inc. .......................................................           12,218
             162  Microsoft Corp. ....................................................           11,167
             238  Oracle Corp. .......................................................           11,933
             360  Symantec Corp. .....................................................           10,170
                                                                                        ---------------
                                                                                                 71,660
                                                                                        ---------------

                  SPECIALTY RETAIL - 2.8%
              36  Advance Auto Parts, Inc. ...........................................            4,197
             110  Best Buy Co., Inc. .................................................            6,306
              76  Foot Locker, Inc. ..................................................            3,745
             218  Gap (The), Inc. ....................................................            4,794
              34  Home Depot (The), Inc. .............................................            5,216
             116  L Brands, Inc. .....................................................            6,251
              62  Lowe's Cos., Inc. ..................................................            4,807
              82  Ross Stores, Inc. ..................................................            4,734
              54  Tiffany & Co. ......................................................            5,069
              68  TJX (The) Cos., Inc. ...............................................            4,907


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SPECIALTY RETAIL (CONTINUED)
              80  Tractor Supply Co. .................................................  $         4,337
                                                                                        ---------------
                                                                                                 54,363
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.2%
              74  Apple, Inc. ........................................................           10,657
             614  Hewlett Packard Enterprise Co. .....................................           10,186
             608  HP, Inc. ...........................................................           10,628
             262  NetApp, Inc. .......................................................           10,493
             234  Seagate Technology PLC .............................................            9,068
             128  Western Digital Corp. ..............................................           11,341
                                                                                        ---------------
                                                                                                 62,373
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.9%
              94  Coach, Inc. ........................................................            4,450
             192  Hanesbrands Inc ....................................................            4,447
              72  NIKE, Inc., Class B ................................................            4,248
              70  VF Corp. ...........................................................            4,032
                                                                                        ---------------
                                                                                                 17,177
                                                                                        ---------------

                  TOBACCO - 0.4%
              54  Altria Group, Inc. .................................................            4,022
              34  Philip Morris International, Inc. ..................................            3,993
                                                                                        ---------------
                                                                                                  8,015
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.3%
              70  Fastenal Co. .......................................................            3,047
              16  W.W. Grainger, Inc. ................................................            2,889
                                                                                        ---------------
                                                                                                  5,936
                                                                                        ---------------

                  WATER UTILITIES - 0.1%
              28  American Water Works Co., Inc. .....................................            2,183
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        1,859,389
                  (Cost $1,863,321)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 5.9%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 5.7%
              34  Alexandria Real Estate Equities, Inc. ..............................            4,096
              30  American Tower Corp. ...............................................            3,970
              20  AvalonBay Communities, Inc. ........................................            3,843
              28  Boston Properties, Inc. ............................................            3,445
              40  Crown Castle International Corp. ...................................            4,007
              34  Digital Realty Trust, Inc. .........................................            3,840
             142  Duke Realty Corp. ..................................................            3,969
              10  Equinix, Inc. ......................................................            4,292
              60  Equity Residential .................................................            3,950
              16  Essex Property Trust, Inc. .........................................            4,116
              50  Extra Space Storage, Inc. ..........................................            3,900
              28  Federal Realty Investment Trust ....................................            3,539


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  EQUITY REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
             162  GGP, Inc. ..........................................................  $         3,817
             116  HCP, Inc. ..........................................................            3,707
             198  Host Hotels & Resorts, Inc. ........................................            3,617
             104  Iron Mountain, Inc. ................................................            3,573
             184  Kimco Realty Corp. .................................................            3,376
              60  Macerich (The) Co. .................................................            3,484
              36  Mid-America Apartment Communities, Inc. ............................            3,794
              72  Prologis, Inc. .....................................................            4,222
              16  Public Storage .....................................................            3,336
              64  Realty Income Corp. ................................................            3,532
              22  Simon Property Group, Inc. .........................................            3,559
              36  SL Green Realty Corp. ..............................................            3,809
             102  UDR, Inc. ..........................................................            3,975
              56  Ventas, Inc. .......................................................            3,891
             444  VEREIT, Inc. .......................................................            3,614
              38  Vornado Realty Trust ...............................................            3,568
              52  Welltower, Inc. ....................................................            3,892
             110  Weyerhaeuser Co. ...................................................            3,685
                                                                                        ---------------
                                                                                                113,418
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.2%
             330  Annaly Capital Management, Inc. ....................................            3,977
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          117,395
                  (Cost $118,761)                                                       ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................        1,976,784
                  (Cost $1,982,082) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            1,872
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     1,978,656
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,724 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,022.


                        See Notes to Portfolio of Investments

LARGE CAP US EQUITY SELECT ETF (RNLC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     1,859,389  $     1,859,389  $            --  $            --
Real Estate Investment Trusts*.................         117,395          117,395               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     1,976,784  $     1,976,784  $            --  $            --
                                                ===============  ===============  ===============  ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 87.7%

                  AEROSPACE & DEFENSE - 1.7%
             114  BWX Technologies, Inc. .............................................  $         5,558
              60  Curtiss-Wright Corp. ...............................................            5,507
              80  HEICO Corp. ........................................................            5,747
             100  Hexcel Corp. .......................................................            5,279
              54  Orbital ATK, Inc. ..................................................            5,311
              94  Spirit AeroSystems Holdings, Inc., Class A .........................            5,446
                                                                                        ---------------
                                                                                                 32,848
                                                                                        ---------------

                  AIRLINES - 0.2%
              32  Allegiant Travel Co. ...............................................            4,339
                                                                                        ---------------

                  AUTO COMPONENTS - 1.2%
             302  Dana, Inc. .........................................................            6,744
             282  Gentex Corp. .......................................................            5,349
              58  LCI Industries .....................................................            5,939
              94  Tenneco, Inc. ......................................................            5,436
                                                                                        ---------------
                                                                                                 23,468
                                                                                        ---------------

                  AUTOMOBILES - 0.3%
              58  Thor Industries, Inc. ..............................................            6,062
                                                                                        ---------------

                  BANKS - 7.6%
             142  Associated Banc-Corp. ..............................................            3,578
             118  BancorpSouth, Inc. .................................................            3,599
              42  Bank of Hawaii Corp. ...............................................            3,485
              66  Bank of the Ozarks .................................................            3,093
              94  BankUnited, Inc. ...................................................            3,169
              44  BOK Financial Corp. ................................................            3,702
              92  Cathay General Bancorp .............................................            3,491
              70  Chemical Financial Corp. ...........................................            3,389
              62  Commerce Bancshares, Inc. ..........................................            3,524
              64  Community Bank System, Inc. ........................................            3,569
              38  Cullen/Frost Bankers, Inc. .........................................            3,569
             156  CVB Financial Corp. ................................................            3,499
              66  East West Bancorp, Inc. ............................................            3,866
             238  F.N.B. Corp. .......................................................            3,370
              10  First Citizens BancShares, Inc., Class A ...........................            3,727
              88  First Financial Bankshares, Inc. ...................................            3,890
             196  First Horizon National Corp. .......................................            3,414
             194  Fulton Financial Corp. .............................................            3,686
             102  Glacier Bancorp, Inc. ..............................................            3,734
              84  Great Western Bancorp, Inc. ........................................            3,428
              78  Hancock Holding Co. ................................................            3,822
             126  Hilltop Holdings, Inc. .............................................            3,302
             128  Home BancShares, Inc. ..............................................            3,187
             182  Hope Bancorp, Inc. .................................................            3,394
              44  IBERIABANK Corp. ...................................................            3,586
             100  International Bancshares Corp. .....................................            3,505
             246  Investors Bancorp, Inc. ............................................            3,287
              80  MB Financial, Inc. .................................................            3,523


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  BANKS (CONTINUED)
              66  PacWest Bancorp ....................................................  $         3,082
             192  People's United Financial, Inc. ....................................            3,391
              52  Pinnacle Financial Partners, Inc. ..................................            3,266
              84  Popular, Inc. ......................................................            3,504
              52  Prosperity Bancshares, Inc. ........................................            3,341
              38  South State Corp. ..................................................            3,257
             148  Sterling Bancorp ...................................................            3,441
              84  Synovus Financial Corp. ............................................            3,716
             206  TCF Financial Corp. ................................................            3,284
              48  UMB Financial Corp. ................................................            3,593
             198  Umpqua Holdings Corp. ..............................................            3,635
              82  United Bankshares, Inc. ............................................            3,214
             300  Valley National Bancorp ............................................            3,543
              72  Webster Financial Corp. ............................................            3,760
              50  Wintrust Financial Corp. ...........................................            3,822
                                                                                        ---------------
                                                                                                150,237
                                                                                        ---------------

                  BUILDING PRODUCTS - 1.2%
             106  A.O. Smith Corp. ...................................................            5,971
              70  Allegion PLC .......................................................            5,678
              32  Lennox International, Inc. .........................................            5,877
              88  Owens Corning ......................................................            5,889
                                                                                        ---------------
                                                                                                 23,415
                                                                                        ---------------

                  CAPITAL MARKETS - 2.5%
             306  BGC Partners, Inc., Class A ........................................            3,868
              42  CBOE Holdings, Inc. ................................................            3,839
              76  Eaton Vance Corp ...................................................            3,596
              44  Evercore Partners, Inc., Class A ...................................            3,102
              30  FactSet Research Systems, Inc. .....................................            4,985
             130  Federated Investors, Inc., Class B .................................            3,672
             100  Interactive Brokers Group, Inc., Class A ...........................            3,742
              92  Legg Mason, Inc. ...................................................            3,511
              86  LPL Financial Holdings, Inc. .......................................            3,652
              18  MarketAxess Holdings, Inc. .........................................            3,620
              62  Morningstar, Inc. ..................................................            4,857
              34  MSCI, Inc. .........................................................            3,502
              66  SEI Investments Co. ................................................            3,549
                                                                                        ---------------
                                                                                                 49,495
                                                                                        ---------------

                  CHEMICALS - 3.0%
              70  Ashland Global Holdings, Inc. ......................................            4,614
              54  Balchem Corp. ......................................................            4,196
              70  Cabot Corp. ........................................................            3,740
             116  Chemours (The) Co. .................................................            4,399
              82  HB Fuller Co. ......................................................            4,191
              58  Minerals Technologies, Inc. ........................................            4,245
              10  NewMarket Corp. ....................................................            4,605
             132  Olin Corp. .........................................................            3,997


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CHEMICALS (CONTINUED)
             126  PolyOne Corp. ......................................................  $         4,881
              76  RPM International, Inc. ............................................            4,146
              42  Scotts Miracle-Gro (The) Co. .......................................            3,757
              54  Sensient Technologies Corp. ........................................            4,349
              64  Trinseo S.A. .......................................................            4,397
              62  WR Grace & Co. .....................................................            4,465
                                                                                        ---------------
                                                                                                 59,982
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 3.0%
              78  Deluxe Corp. .......................................................            5,399
             392  Healthcare Services Group, Inc. ....................................           18,357
             118  KAR Auction Services, Inc. .........................................            4,953
              78  MSA Safety, Inc. ...................................................            6,331
             892  Pitney Bowes, Inc. .................................................           13,469
             134  Rollins, Inc. ......................................................            5,455
             138  Tetra Tech, Inc. ...................................................            6,314
                                                                                        ---------------
                                                                                                 60,278
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 0.5%
             140  InterDigital, Inc. .................................................           10,822
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 1.6%
             186  Chicago Bridge & Iron Co., NV ......................................            3,670
              88  EMCOR Group, Inc. ..................................................            5,753
             110  Fluor Corp. ........................................................            5,036
             102  Jacobs Engineering Group, Inc. .....................................            5,548
             370  KBR, Inc. ..........................................................            5,631
              36  Valmont Industries, Inc. ...........................................            5,386
                                                                                        ---------------
                                                                                                 31,024
                                                                                        ---------------

                  CONSTRUCTION MATERIALS - 0.3%
              60  Eagle Materials, Inc. ..............................................            5,545
                                                                                        ---------------

                  CONSUMER FINANCE - 0.2%
             220  Navient Corp. ......................................................            3,663
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 1.9%
              72  AptarGroup, Inc. ...................................................            6,254
              52  Avery Dennison Corp. ...............................................            4,595
             114  Bemis Co., Inc. ....................................................            5,272
             424  Graphic Packaging Holding Co. ......................................            5,843
              98  Greif, Inc., Class A ...............................................            5,466
             184  Silgan Holdings, Inc. ..............................................            5,848
             104  Sonoco Products Co. ................................................            5,348
                                                                                        ---------------
                                                                                                 38,626
                                                                                        ---------------

                  DISTRIBUTORS - 0.3%
              48  Pool Corp. .........................................................            5,643
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 0.8%
               8  Graham Holdings Co., Class B .......................................            4,797


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  DIVERSIFIED CONSUMER SERVICES (CONTINUED)
             190  H&R Block, Inc. ....................................................  $         5,873
             162  Service Corp. International ........................................            5,419
                                                                                        ---------------
                                                                                                 16,089
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.2%
              90  Voya Financial, Inc. ...............................................            3,320
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
           2,258  Frontier Communications Corp. ......................................            2,619
                                                                                        ---------------

                  ELECTRIC UTILITIES - 1.4%
              52  ALLETE, Inc. .......................................................            3,727
             118  Great Plains Energy, Inc. ..........................................            3,455
             106  Hawaiian Electric Industries, Inc. .................................            3,432
              42  IDACORP, Inc. ......................................................            3,585
             212  OGE Energy Corp. ...................................................            7,376
              92  PNM Resources, Inc. ................................................            3,519
              78  Portland General Electric Co. ......................................            3,564
                                                                                        ---------------
                                                                                                 28,658
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.8%
              72  EnerSys ............................................................            5,216
              48  Hubbell, Inc. ......................................................            5,432
              74  Regal Beloit Corp. .................................................            6,035
                                                                                        ---------------
                                                                                                 16,683
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.5%
             118  Avnet, Inc. ........................................................            4,588
             344  AVX Corp. ..........................................................            5,621
              80  Belden, Inc. .......................................................            6,034
              64  Cognex Corp. .......................................................            5,434
              96  Dolby Laboratories, Inc. ...........................................            4,700
             156  FLIR Systems, Inc. .................................................            5,407
             204  Jabil Circuit, Inc. ................................................            5,955
              36  Littelfuse, Inc. ...................................................            5,940
             166  National Instruments Corp. .........................................            6,677
             104  SYNNEX Corp. .......................................................           12,476
              62  Universal Display Corp. ............................................            6,773
                                                                                        ---------------
                                                                                                 69,605
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 2.7%
              64  Core Laboratories N.V. .............................................            6,481
             716  Frank's International N.V. .........................................            5,936
             114  Helmerich & Payne, Inc. ............................................            6,195
             596  Nabors Industries Ltd. .............................................            4,851
             276  Oceaneering International, Inc. ....................................            6,304
             312  Patterson-UTI Energy, Inc. .........................................            6,299
             398  RPC, Inc. ..........................................................            8,043
             534  Superior Energy Services, Inc. (a)..................................            5,570


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ENERGY EQUIPMENT & SERVICES (CONTINUED)
              94  US Silica Holdings, Inc. ...........................................  $         3,336
                                                                                        ---------------
                                                                                                 53,015
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 0.5%
              46  Casey's General Stores, Inc. .......................................            4,927
              56  PriceSmart, Inc. ...................................................            4,906
                                                                                        ---------------
                                                                                                  9,833
                                                                                        ---------------

                  FOOD PRODUCTS - 1.7%
             158  B&G Foods, Inc. ....................................................            5,625
             308  Flowers Foods, Inc. ................................................            5,331
             102  Fresh Del Monte Produce, Inc. ......................................            5,193
              46  Lancaster Colony Corp. .............................................            5,641
             100  Pinnacle Foods, Inc. ...............................................            5,940
             150  Snyder's-Lance, Inc. ...............................................            5,193
                                                                                        ---------------
                                                                                                 32,923
                                                                                        ---------------

                  GAS UTILITIES - 1.0%
              58  National Fuel Gas Co. ..............................................            3,239
              90  New Jersey Resources Corp. .........................................            3,573
              52  ONE Gas, Inc. ......................................................            3,630
             100  South Jersey Industries, Inc. ......................................            3,417
              42  Southwest Gas Holdings, Inc. .......................................            3,068
              52  Spire, Inc. ........................................................            3,627
                                                                                        ---------------
                                                                                                 20,554
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
             214  Cantel Medical Corp. ...............................................           16,673
             232  Hill-Rom Holdings, Inc. ............................................           18,470
              86  Teleflex, Inc. .....................................................           17,867
             206  West Pharmaceutical Services, Inc. .................................           19,471
                                                                                        ---------------
                                                                                                 72,481
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 2.1%
              28  Chemed Corp. .......................................................            5,727
             392  HealthSouth Corp. ..................................................           18,973
             366  Patterson Cos., Inc. ...............................................           17,183
                                                                                        ---------------
                                                                                                 41,883
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 2.9%
              88  Cheesecake Factory (The), Inc. .....................................            4,426
              78  Choice Hotels International, Inc. ..................................            5,011
              32  Cracker Barrel Old Country Store, Inc. .............................            5,352
              92  Dunkin' Brands Group, Inc. .........................................            5,071
             220  ILG, Inc. ..........................................................            6,048
              50  Jack in the Box, Inc. ..............................................            4,925
              68  Papa John's International, Inc. ....................................            4,880
              88  Six Flags Entertainment Corp. ......................................            5,246
             116  Texas Roadhouse, Inc. ..............................................            5,910
              26  Vail Resorts, Inc. .................................................            5,274


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOTELS, RESTAURANTS & LEISURE (CONTINUED)
             364  Wendy's (The) Co. ..................................................  $         5,646
                                                                                        ---------------
                                                                                                 57,789
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.2%
             152  CalAtlantic Group, Inc. ............................................            5,373
             114  Leggett & Platt, Inc. ..............................................            5,989
             240  PulteGroup, Inc. ...................................................            5,887
              92  Tupperware Brands Corp. ............................................            6,461
                                                                                        ---------------
                                                                                                 23,710
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 0.2%
             102  Energizer Holdings, Inc. ...........................................            4,898
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
             308  AES Corp. ..........................................................            3,422
             184  NRG Energy, Inc. ...................................................            3,169
              62  Ormat Technologies, Inc. ...........................................            3,638
                                                                                        ---------------
                                                                                                 10,229
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.3%
              54  Carlisle Cos., Inc. ................................................            5,152
                                                                                        ---------------

                  INSURANCE - 3.6%
              36  American Financial Group, Inc. .....................................            3,577
              30  American National Insurance Co. ....................................            3,495
             182  AmTrust Financial Services, Inc. ...................................            2,756
              64  Aspen Insurance Holdings Ltd. ......................................            3,190
              34  Assurant, Inc. .....................................................            3,525
              92  Assured Guaranty Ltd. ..............................................            3,840
              52  Axis Capital Holdings Ltd. .........................................            3,362
              82  Brown & Brown, Inc. ................................................            3,532
             174  CNO Financial Group, Inc. ..........................................            3,633
              28  Erie Indemnity Co., Class A ........................................            3,502
              84  First American Financial Corp. .....................................            3,754
              38  Hanover Insurance Group (The), Inc. ................................            3,368
              56  Mercury General Corp. ..............................................            3,024
             144  National General Holdings Corp. ....................................            3,038
             166  Old Republic International Corp. ...................................            3,242
              42  Primerica, Inc. ....................................................            3,182
              56  ProAssurance Corp. .................................................            3,405
              24  RenaissanceRe Holdings Ltd. ........................................            3,337
              58  RLI Corp. ..........................................................            3,168
              60  Validus Holdings Ltd. ..............................................            3,118
               4  White Mountains Insurance Group Ltd. ...............................            3,475
                                                                                        ---------------
                                                                                                 70,523
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.6%
             138  j2 Global, Inc. ....................................................           11,742
                                                                                        ---------------

                  IT SERVICES - 3.9%
             188  Booz Allen Hamilton Holding Co. ....................................            6,118


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  IT SERVICES (CONTINUED)
             398  CSRA, Inc. .........................................................  $        12,636
             192  DST Systems, Inc. ..................................................           11,846
             224  Genpact, Ltd. ......................................................            6,234
              60  Jack Henry & Associates, Inc. ......................................            6,232
             238  Leidos Holdings, Inc. ..............................................           12,302
              90  MAXIMUS, Inc. ......................................................            5,637
             238  Sabre Corp. ........................................................            5,181
             159  Science Applications International Corp. ...........................           11,038
                                                                                        ---------------
                                                                                                 77,224
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.6%
              94  Brunswick Corp. ....................................................            5,897
              70  Polaris Industries, Inc. ...........................................            6,456
                                                                                        ---------------
                                                                                                 12,353
                                                                                        ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 2.3%
             164  Bio-Techne Corp. ...................................................           19,270
             698  Bruker Corp. .......................................................           20,130
              90  PerkinElmer, Inc. ..................................................            6,133
                                                                                        ---------------
                                                                                                 45,533
                                                                                        ---------------

                  MACHINERY - 5.9%
              92  AGCO Corp. .........................................................            6,200
             154  Allison Transmission Holdings, Inc. ................................            5,777
             108  Barnes Group, Inc. .................................................            6,321
              74  Crane Co. ..........................................................            5,874
             120  Donaldson Co., Inc. ................................................            5,465
             118  Flowserve Corp. ....................................................            5,479
              58  Graco, Inc. ........................................................            6,338
              58  IDEX Corp. .........................................................            6,555
             134  ITT, Inc. ..........................................................            5,384
              60  John Bean Technologies Corp. .......................................            5,880
             146  Kennametal, Inc. ...................................................            5,463
              62  Lincoln Electric Holdings, Inc. ....................................            5,710
              44  Nordson Corp. ......................................................            5,338
              80  Oshkosh Corp. ......................................................            5,510
             176  Terex Corp. ........................................................            6,600
             122  Timken (The) Co. ...................................................            5,642
              86  Toro (The) Co. .....................................................            5,959
             208  Trinity Industries, Inc. ...........................................            5,830
              70  Wabtec Corp. .......................................................            6,405
              84  Woodward, Inc. .....................................................            5,677
                                                                                        ---------------
                                                                                                117,407
                                                                                        ---------------

                  MEDIA - 1.9%
               8  Cable One, Inc. ....................................................            5,687
             108  Cinemark Holdings, Inc. ............................................            4,196
              94  John Wiley & Sons, Inc., Class A ...................................            4,958
             388  News Corp., Class A ................................................            5,316
              72  Nexstar Media Group, Inc., Class A .................................            4,306


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MEDIA (CONTINUED)
             212  Regal Entertainment Group, Class A .................................  $         4,338
              66  Scripps Networks Interactive, Inc., Class A ........................            4,508
             296  TEGNA, Inc. ........................................................            4,265
                                                                                        ---------------
                                                                                                 37,574
                                                                                        ---------------

                  METALS & MINING - 1.5%
             128  Alcoa Corp. ........................................................            4,179
              66  Compass Minerals International, Inc. ...............................            4,310
             860  Hecla Mining Co. ...................................................            4,386
              56  Reliance Steel & Aluminum Co. ......................................            4,077
              62  Royal Gold, Inc. ...................................................            4,847
             132  United States Steel Corp. ..........................................            2,922
              98  Worthington Industries, Inc. .......................................            4,922
                                                                                        ---------------
                                                                                                 29,643
                                                                                        ---------------

                  MULTI-UTILITIES - 1.1%
              88  Avista Corp. .......................................................            3,736
              50  Black Hills Corp. ..................................................            3,373
             198  MDU Resources Group, Inc. ..........................................            5,188
             144  NiSource, Inc. .....................................................            3,652
              58  NorthWestern Corp. .................................................            3,539
              58  Vectren Corp. ......................................................            3,390
                                                                                        ---------------
                                                                                                 22,878
                                                                                        ---------------

                  MULTILINE RETAIL - 0.5%
             130  Kohl's Corp. .......................................................            5,027
             106  Nordstrom, Inc. ....................................................            5,070
                                                                                        ---------------
                                                                                                 10,097
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.0%
             254  HollyFrontier Corp. ................................................            6,978
             262  Murphy Oil Corp. ...................................................            6,715
             332  PBF Energy, Inc., Class A ..........................................            7,390
             234  SemGroup Corp., Class A ............................................            6,318
             350  SM Energy Co. ......................................................            5,786
             154  World Fuel Services Corp. ..........................................            5,921
                                                                                        ---------------
                                                                                                 39,108
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 0.2%
             116  Domtar Corp. .......................................................            4,457
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.3%
             104  Nu Skin Enterprises, Inc., Class A .................................            6,535
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 0.8%
              46  Dun & Bradstreet (The) Corp. .......................................            4,975
              52  ManpowerGroup, Inc. ................................................            5,806
             110  Robert Half International, Inc. ....................................            5,272
                                                                                        ---------------
                                                                                                 16,053
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
              32  Jones Lang LaSalle, Inc. ...........................................  $         4,000
             114  Realogy Holdings, Inc. .............................................            3,699
                                                                                        ---------------
                                                                                                  7,699
                                                                                        ---------------

                  ROAD & RAIL - 1.2%
             174  Knight Transportation, Inc. ........................................            6,447
              64  Landstar System, Inc. ..............................................            5,478
              66  Old Dominion Freight Line, Inc. ....................................            6,286
              72  Ryder System, Inc. .................................................            5,182
                                                                                        ---------------
                                                                                                 23,393
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
             880  Cypress Semiconductor Corp. ........................................           12,012
             776  Marvell Technology Group Ltd. ......................................           12,820
             178  MKS Instruments, Inc. ..............................................           11,979
             128  Monolithic Power Systems, Inc. .....................................           12,339
             388  Teradyne, Inc. .....................................................           11,652
                                                                                        ---------------
                                                                                                 60,802
                                                                                        ---------------

                  SOFTWARE - 2.7%
             150  Blackbaud, Inc. ....................................................           12,862
              90  Fair Isaac Corp. ...................................................           12,547
             268  Pegasystems, Inc. ..................................................           15,638
             320  SS&C Technologies Holdings, Inc. ...................................           12,291
                                                                                        ---------------
                                                                                                 53,338
                                                                                        ---------------

                  SPECIALTY RETAIL - 1.9%
             364  American Eagle Outfitters, Inc. ....................................            4,386
             134  Bed Bath & Beyond, Inc. ............................................            4,074
             106  Dick's Sporting Goods, Inc. ........................................            4,222
             236  GameStop Corp., Class A ............................................            5,100
             110  Penske Automotive Group, Inc. ......................................            4,830
              72  Signet Jewelers Ltd. ...............................................            4,553
             608  Staples, Inc. ......................................................            6,123
              98  Williams-Sonoma, Inc. ..............................................            4,753
                                                                                        ---------------
                                                                                                 38,041
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
             186  Xerox Corp. ........................................................            5,344
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 1.2%
              64  Carter's, Inc. .....................................................            5,693
             100  Columbia Sportswear Co. ............................................            5,806
              56  PVH Corp. ..........................................................            6,412
              70  Ralph Lauren Corp. .................................................            5,166
                                                                                        ---------------
                                                                                                 23,077
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 0.7%
             262  New York Community Bancorp, Inc. ...................................            3,440
             190  Radian Group, Inc. .................................................            3,107


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  THRIFTS & MORTGAGE FINANCE (CONTINUED)
             208  TFS Financial Corp. ................................................  $         3,218
             106  Washington Federal, Inc. ...........................................            3,519
                                                                                        ---------------
                                                                                                 13,284
                                                                                        ---------------

                  TOBACCO - 0.3%
             284  Vector Group Ltd. ..................................................            6,055
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.8%
             144  Air Lease Corp. ....................................................            5,380
              52  MSC Industrial Direct Co., Inc., Class A ...........................            4,470
              38  Watsco, Inc. .......................................................            5,859
                                                                                        ---------------
                                                                                                 15,709
                                                                                        ---------------

                  TRANSPORTATION INFRASTRUCTURE - 0.3%
              68  Macquarie Infrastructure Corp. .....................................            5,331
                                                                                        ---------------

                  WATER UTILITIES - 0.2%
             108  Aqua America, Inc. .................................................            3,596
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.3%
             194  Telephone & Data Systems, Inc. .....................................            5,384
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        1,737,068
                  (Cost $1,730,632)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 12.2%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 11.0%
             120  Acadia Realty Trust ................................................            3,336
              72  American Campus Communities, Inc. ..................................            3,406
             146  American Homes 4 Rent, Class A .....................................            3,295
              76  Apartment Investment & Management Co., Class A .....................            3,266
             176  Apple Hospitality REIT, Inc. .......................................            3,293
             214  Brandywine Realty Trust ............................................            3,751
             172  Brixmor Property Group, Inc. .......................................            3,075
              42  Camden Property Trust ..............................................            3,591
             100  Colony Starwood Homes ..............................................            3,431
             156  Columbia Property Trust, Inc. ......................................            3,491
             118  CoreCivic, Inc. ....................................................            3,254
              36  CoreSite Realty Corp. ..............................................            3,727
             104  Corporate Office Properties Trust ..................................            3,643
             412  Cousins Properties, Inc. ...........................................            3,621
             130  CubeSmart ..........................................................            3,125
              66  CyrusOne, Inc. .....................................................            3,679
              72  DCT Industrial Trust, Inc. .........................................            3,848
             286  DDR Corp. ..........................................................            2,594
              90  Douglas Emmett, Inc. ...............................................            3,439
              68  DuPont Fabros Technology, Inc. .....................................            4,159
              84  Education Realty Trust, Inc. .......................................            3,255
             170  Empire State Realty Trust, Inc., Class A ...........................            3,531
              46  EPR Properties .....................................................            3,306


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  EQUITY REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
              44  Equity LifeStyle Properties, Inc. ..................................  $         3,799
             132  First Industrial Realty Trust, Inc. ................................            3,778
             156  Forest City Realty Trust, Inc., Class A ............................            3,771
             102  Gaming and Leisure Properties, Inc. ................................            3,842
             118  GEO Group (The), Inc. ..............................................            3,489
             132  Gramercy Property Trust ............................................            3,922
             104  Healthcare Realty Trust, Inc. ......................................            3,552
             108  Healthcare Trust of America, Inc., Class A .........................            3,360
              70  Highwoods Properties, Inc. .........................................            3,550
             106  Hospitality Properties Trust .......................................            3,090
             100  Hudson Pacific Properties, Inc. ....................................            3,419
              48  Kilroy Realty Corp. ................................................            3,607
              44  Lamar Advertising Co., Class A .....................................            3,237
             114  LaSalle Hotel Properties ...........................................            3,397
             346  Lexington Realty Trust .............................................            3,429
              90  Liberty Property Trust .............................................            3,664
              42  Life Storage, Inc. .................................................            3,112
             128  Mack-Cali Realty Corp. .............................................            3,474
             274  Medical Properties Trust, Inc. .....................................            3,526
              48  National Health Investors, Inc. ....................................            3,802
              78  National Retail Properties, Inc. ...................................            3,050
             102  Omega Healthcare Investors, Inc. ...................................            3,368
             124  Outfront Media, Inc. ...............................................            2,867
             172  Physicians Realty Trust ............................................            3,464
             162  Piedmont Office Realty Trust, Inc., Class A ........................            3,415
              30  PS Business Parks, Inc. ............................................            3,972
             120  Rayonier, Inc. .....................................................            3,452
              56  Regency Centers Corp. ..............................................            3,508
             252  Retail Properties of America, Inc., Class A ........................            3,077
             144  RLJ Lodging Trust ..................................................            2,861
              54  Ryman Hospitality Properties, Inc. .................................            3,457
             168  Senior Housing Properties Trust ....................................            3,434
             336  Spirit Realty Capital, Inc. ........................................            2,490
              42  Sun Communities, Inc. ..............................................            3,683
             220  Sunstone Hotel Investors, Inc. .....................................            3,546
             108  Tanger Factory Outlet Centers, Inc. ................................            2,806
              54  Taubman Centers, Inc. ..............................................            3,216
             130  Uniti Group, Inc. ..................................................            3,268
             134  Urban Edge Properties ..............................................            3,180
             110  Weingarten Realty Investors ........................................            3,311
              54  WP Carey, Inc. .....................................................            3,565
                                                                                        ---------------
                                                                                                218,926
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 1.2%
             168  AGNC Investment Corp. ..............................................            3,576
             108  Blackstone Mortgage Trust, Inc., Class A ...........................            3,413
             168  Chimera Investment Corp. ...........................................            3,130
             416  MFA Financial, Inc. ................................................            3,490


                        See Notes to Portfolio of Investments

MID CAP US EQUITY SELECT ETF (RNMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
             198  New Residential Investment Corp. ...................................  $         3,081
             148  Starwood Property Trust, Inc. ......................................            3,314
             346  Two Harbors Investment Corp. .......................................            3,429
                                                                                        ---------------
                                                                                                 23,433
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          242,359
                  (Cost $247,362)                                                       ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................        1,979,427
                  (Cost $1,977,994) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            2,650
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     1,982,077
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,446 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,013.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     1,737,068  $     1,737,068  $            --  $            --
Real Estate Investment Trusts*................          242,359          242,359               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     1,979,427  $     1,979,427  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 91.7%

                  AEROSPACE & DEFENSE - 0.9%
             160  AAR Corp. ..........................................................  $         5,562
             104  Cubic Corp. ........................................................            4,815
             222  Triumph Group, Inc. ................................................            7,015
                                                                                        ---------------
                                                                                                 17,392
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 0.3%
             114  Forward Air Corp. ..................................................            6,074
                                                                                        ---------------

                  AIRLINES - 0.3%
             180  SkyWest, Inc. ......................................................            6,318
                                                                                        ---------------

                  AUTO COMPONENTS - 0.5%
             132  Cooper Tire & Rubber Co. ...........................................            4,765
             118  Standard Motor Products, Inc. ......................................            6,162
                                                                                        ---------------
                                                                                                 10,927
                                                                                        ---------------

                  AUTOMOBILES - 0.3%
             188  Winnebago Industries, Inc. .........................................            6,580
                                                                                        ---------------

                  BANKS - 8.5%
              70  1st Source Corp. ...................................................            3,356
              74  Ameris Bancorp .....................................................            3,567
              38  BancFirst Corp. ....................................................            3,671
              60  Banner Corp. .......................................................            3,391
              94  Berkshire Hills Bancorp, Inc. ......................................            3,304
             206  Boston Private Financial Holdings, Inc. ............................            3,162
             214  Brookline Bancorp, Inc. ............................................            3,124
             130  CenterState Banks, Inc. ............................................            3,232
             110  Central Pacific Financial Corp. ....................................            3,462
              52  City Holding Co. ...................................................            3,425
              88  Columbia Banking System, Inc. ......................................            3,507
              74  Community Trust Bancorp, Inc. ......................................            3,237
             144  ConnectOne Bancorp, Inc. ...........................................            3,247
              82  Enterprise Financial Services ......................................            3,346
             116  First Busey Corp. ..................................................            3,401
             260  First Commonwealth Financial Corp. .................................            3,297
             126  First Financial Bancorp ............................................            3,490
              86  First Interstate BancSystem, Inc. ..................................            3,199
              88  First Merchants Corp. ..............................................            3,532
             144  First Midwest Bancorp, Inc. ........................................            3,357
             112  Hanmi Financial Corp. ..............................................            3,186
              70  Heartland Financial USA, Inc. ......................................            3,297
             134  Horizon Bancorp ....................................................            3,531
              52  Independent Bank Corp. .............................................            3,466
              54  Independent Bank Group, Inc. .......................................            3,213
             178  Lakeland Bancorp, Inc. .............................................            3,355
              78  Lakeland Financial Corp. ...........................................            3,579
              86  LegacyTexas Financial Group, Inc. ..................................            3,279
             104  MainSource Finance Group, Inc. .....................................            3,485
             104  National Bank Holdings Corp. .......................................            3,443
              94  NBT Bancorp, Inc. ..................................................            3,473


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  BANKS (CONTINUED)
             198  Old National Bancorp ...............................................  $         3,415
              32  Park National Corp. ................................................            3,319
              86  Renasant Corp. .....................................................            3,762
             102  S&T Bancorp, Inc. ..................................................            3,658
              82  Sandy Spring Bancorp, Inc. .........................................            3,334
              94  ServisFirst Bancshares, Inc. .......................................            3,468
              62  Simmons First National Corp. .......................................            3,280
             102  Southside Bancshares, Inc. .........................................            3,564
             134  State Bank Financial Corp. .........................................            3,634
              84  Stock Yards Bancorp, Inc. ..........................................            3,268
              44  Tompkins Financial Corp. ...........................................            3,464
             106  Towne Bank .........................................................            3,265
              96  TriCo Bancshares ...................................................            3,374
             108  Trustmark Corp. ....................................................            3,473
             100  Union Bankshares Corp. .............................................            3,390
             122  United Community Banks, Inc. .......................................            3,392
              70  Washington Trust Bancorp, Inc. .....................................            3,608
              90  WesBanco, Inc. .....................................................            3,559
              60  Westamerica Bancorp ................................................            3,362
                                                                                        ---------------
                                                                                                170,203
                                                                                        ---------------

                  BEVERAGES - 0.3%
              26  Coca-Cola Bottling Co. .............................................            5,951
                                                                                        ---------------

                  BUILDING PRODUCTS - 1.5%
             152  AAON, Inc. .........................................................            5,601
             242  Advanced Drainage Systems, Inc. ....................................            4,864
              92  Apogee Enterprises, Inc. ...........................................            5,230
             216  Griffon Corp. ......................................................            4,741
             120  Simpson Manufacturing Co., Inc. ....................................            5,245
              52  Universal Forest Products, Inc. ....................................            4,540
                                                                                        ---------------
                                                                                                 30,221
                                                                                        ---------------

                  CAPITAL MARKETS - 1.3%
             122  Artisan Partners Asset Management, Inc., Class A ...................            3,745
              86  Cohen & Steers, Inc. ...............................................            3,487
              76  Financial Engines, Inc. ............................................            2,782
             118  Greenhill & Co., Inc. ..............................................            2,372
              84  Moelis & Co., Class A ..............................................            3,263
              54  Piper Jaffray Cos. .................................................            3,237
             194  Waddell & Reed Financial, Inc., Class A ............................            3,663
             364  WisdomTree Investments, Inc. .......................................            3,702
                                                                                        ---------------
                                                                                                 26,251
                                                                                        ---------------

                  CHEMICALS - 2.0%
             176  A Schulman, Inc. ...................................................            5,632
             384  Calgon Carbon Corp. ................................................            5,798
              58  Chase Corp. ........................................................            6,189
             106  Innophos Holdings, Inc. ............................................            4,647
              90  Innospec, Inc. .....................................................            5,899


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CHEMICALS (CONTINUED)
              42  Quaker Chemical Corp. ..............................................  $         6,100
              72  Stepan Co. .........................................................            6,274
                                                                                        ---------------
                                                                                                 40,539
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 4.9%
             120  ABM Industries, Inc. ...............................................            4,982
             142  Brady Corp. ........................................................            4,814
              98  Brink's (The) Co. ..................................................            6,566
             338  Covanta Holding Corp. ..............................................            4,462
             188  Herman Miller, Inc. ................................................            5,715
             126  HNI Corp. ..........................................................            5,024
             310  Interface, Inc. ....................................................            6,091
             248  Knoll, Inc. ........................................................            4,972
              92  Matthews International Corp. .......................................            5,635
             160  McGrath Rent Corp. .................................................            5,541
             182  Mobile Mini, Inc. ..................................................            5,433
              74  Multi-Color Corp. ..................................................            6,038
             212  Quad/Graphics, Inc. ................................................            4,859
             448  RR Donnelley & Sons Co. ............................................            5,618
             352  Steelcase, Inc., Class A ...........................................            4,928
              38  UniFirst Corp. .....................................................            5,347
             116  US Ecology, Inc. ...................................................            5,858
             118  Viad Corp. .........................................................            5,575
                                                                                        ---------------
                                                                                                 97,458
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 1.5%
             750  ADTRAN, Inc. .......................................................           15,487
             296  Plantronics, Inc. ..................................................           15,484
                                                                                        ---------------
                                                                                                 30,971
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 1.1%
              82  Argan, Inc. ........................................................            4,920
             148  Comfort Systems USA, Inc. ..........................................            5,491
             106  Granite Construction, Inc. .........................................            5,113
             230  Primoris Services Corp. ............................................            5,736
                                                                                        ---------------
                                                                                                 21,260
                                                                                        ---------------

                  CONSUMER FINANCE - 0.4%
              68  FirstCash, Inc. ....................................................            3,964
              74  Nelnet, Inc. .......................................................            3,479
                                                                                        ---------------
                                                                                                  7,443
                                                                                        ---------------

                  DISTRIBUTORS - 0.3%
             206  Core-Mark Holding Co., Inc. ........................................            6,810
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 1.0%
             172  Adtalem Global Education, Inc. .....................................            6,527
              72  Capella Education Co. ..............................................            6,163
              76  Strayer Education, Inc. ............................................            7,085
                                                                                        ---------------
                                                                                                 19,775
                                                                                        ---------------


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
              98  ATN International, Inc. ............................................  $         6,707
             370  Cogent Communications Holdings, Inc. ...............................           14,837
             294  Consolidated Communications Holdings, Inc. .........................            6,312
                                                                                        ---------------
                                                                                                 27,856
                                                                                        ---------------

                  ELECTRIC UTILITIES - 0.7%
              82  El Paso Electric Co. ...............................................            4,239
              62  MGE Energy, Inc. ...................................................            3,990
             142  Otter Tail Corp. ...................................................            5,623
                                                                                        ---------------
                                                                                                 13,852
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.8%
              90  Azz, Inc. ..........................................................            5,022
             116  Encore Wire Corp. ..................................................            4,953
             320  General Cable Corp. ................................................            5,232
                                                                                        ---------------
                                                                                                 15,207
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
             148  Badger Meter, Inc. .................................................            5,898
             126  Methode Electronics, Inc. ..........................................            5,191
              96  MTS Systems Corp. ..................................................            4,973
             330  Vishay Intertechnology, Inc. .......................................            5,478
                                                                                        ---------------
                                                                                                 21,540
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 0.6%
           1,126  Archrock, Inc. .....................................................           12,836
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 0.8%
             158  Andersons (The), Inc. ..............................................            5,396
             194  SpartanNash Co. ....................................................            5,036
             110  Weis Markets, Inc. .................................................            5,359
                                                                                        ---------------
                                                                                                 15,791
                                                                                        ---------------

                  FOOD PRODUCTS - 1.8%
             162  Cal-Maine Foods, Inc. (a)...........................................            6,415
             102  Calavo Growers, Inc. ...............................................            7,043
             296  Dean Foods Co. .....................................................            5,032
              42  J&J Snack Foods Corp. ..............................................            5,547
              56  Sanderson Farms, Inc. ..............................................            6,477
             158  Tootsie Roll Industries, Inc. ......................................            5,506
                                                                                        ---------------
                                                                                                 36,020
                                                                                        ---------------

                  GAS UTILITIES - 0.4%
              60  Chesapeake Utilities Corp. .........................................            4,497
              68  Northwest Natural Gas Co. ..........................................            4,070
                                                                                        ---------------
                                                                                                  8,567
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 6.1%
             208  Abaxis, Inc. .......................................................           29,055
             350  Analogic Corp. .....................................................           25,428
              56  Atrion Corp. .......................................................           36,025


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
             610  CONMED Corp. .......................................................  $        31,073
                                                                                        ---------------
                                                                                                121,581
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 5.4%
           1,380  Ensign Group (The), Inc. ...........................................           30,043
             374  National HealthCare Corp. ..........................................           26,232
             792  Owens & Minor, Inc. ................................................           25,495
             428  US Physical Therapy, Inc. ..........................................           25,851
                                                                                        ---------------
                                                                                                107,621
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 3.1%
             314  Bloomin' Brands, Inc. ..............................................            6,666
              92  Bob Evans Farms, Inc. ..............................................            6,608
             152  Brinker International, Inc. ........................................            5,791
              38  Churchill Downs, Inc. ..............................................            6,966
             392  ClubCorp Holdings, Inc. ............................................            5,135
             118  DineEquity, Inc. ...................................................            5,198
             166  International Speedway Corp. .......................................            6,233
              58  Marriott Vacations Worldwide Corp. .................................            6,830
             268  Red Rock Resorts, Inc., Class A ....................................            6,311
             246  Sonic Corp. ........................................................            6,517
                                                                                        ---------------
                                                                                                 62,255
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.3%
             184  Ethan Allen Interiors, Inc. ........................................            5,943
             282  KB Home ............................................................            6,760
             218  La-Z-Boy, Inc. .....................................................            7,085
             186  MDC Holdings, Inc. .................................................            6,571
                                                                                        ---------------
                                                                                                 26,359
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 0.3%
              52  WD-40 Co. ..........................................................            5,738
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.9%
             194  NRG Yield, Inc., Class C ...........................................            3,415
             618  Pattern Energy Group, Inc. .........................................           14,733
                                                                                        ---------------
                                                                                                 18,148
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.3%
             192  Raven Industries, Inc. .............................................            6,394
                                                                                        ---------------

                  INSURANCE - 3.0%
             138  American Equity Investment Life Holding Co. ........................            3,627
              50  AMERISAFE, Inc. ....................................................            2,848
              50  Argo Group International Holdings, Ltd. ............................            3,030
              88  Employers Holdings, Inc. ...........................................            3,722
              52  FBL Financial Group, Inc., Class A .................................            3,198
              84  Horace Mann Educators Corp. ........................................            3,175
              36  Infinity Property & Casualty Corp. .................................            3,384
              78  James River Group Holdings Ltd. ....................................            3,099
              88  Kemper Corp. .......................................................            3,397


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INSURANCE (CONTINUED)
             242  Maiden Holdings Ltd. ...............................................  $         2,686
              12  National Western Life Group, Inc., Class A .........................            3,835
              62  Navigators Group (The), Inc. .......................................            3,404
              48  Safety Insurance Group, Inc. .......................................            3,278
              74  Selective Insurance Group, Inc. ....................................            3,704
             118  State Auto Financial Corp. .........................................            3,036
              76  Stewart Information Services Corp. .................................            3,449
              78  United Fire Group, Inc. ............................................            3,437
             144  Universal Insurance Holdings, Inc. .................................            3,629
                                                                                        ---------------
                                                                                                 59,938
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 0.5%
             166  HSN, Inc. ..........................................................            5,295
              98  Nutrisystem, Inc. ..................................................            5,101
                                                                                        ---------------
                                                                                                 10,396
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.7%
             768  NIC, Inc. ..........................................................           14,554
                                                                                        ---------------

                  IT SERVICES - 2.2%
             258  Convergys Corp. ....................................................            6,135
             422  CSG Systems International, Inc. ....................................           17,125
             326  EVERTEC, Inc. ......................................................            5,640
             162  ManTech International Corp., Class A ...............................            6,704
             184  TeleTech Holdings, Inc. ............................................            7,507
                                                                                        ---------------
                                                                                                 43,111
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.7%
             532  Callaway Golf Co. ..................................................            6,799
             100  Sturm Ruger & Co, Inc. .............................................            6,215
                                                                                        ---------------
                                                                                                 13,014
                                                                                        ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 1.5%
           1,458  Luminex Corp. ......................................................           30,793
                                                                                        ---------------

                  MACHINERY - 6.4%
             210  Actuant Corp., Class A .............................................            5,166
              70  Alamo Group, Inc. ..................................................            6,357
             116  Albany International Corp., Class A ................................            6,194
             140  Altra Industrial Motion Corp. ......................................            5,572
             134  American Railcar Industries, Inc. ..................................            5,132
              88  Astec Industries, Inc. .............................................            4,885
             258  Briggs & Stratton Corp. ............................................            6,218
              92  CIRCOR International, Inc. .........................................            5,463
              76  EnPro Industries, Inc. .............................................            5,424
              90  ESCO Technologies, Inc. ............................................            5,369
             390  Federal Signal Corp. ...............................................            6,770
             128  Franklin Electric Co., Inc. ........................................            5,299
             164  Gorman-Rupp (The) Co. ..............................................            4,177
             126  Greenbrier Cos (The), Inc. .........................................            5,828
             166  Hillenbrand, Inc. ..................................................            5,993


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
              60  Lindsay Corp. ......................................................  $         5,355
             160  Mueller Industries, Inc. ...........................................            4,872
             452  Mueller Water Products, Inc., Class A ..............................            5,279
              54  Standex International Corp. ........................................            4,898
             150  Sun Hydraulics Corp. ...............................................            6,400
              74  Tennant Co. ........................................................            5,461
             258  Wabash National Corp. ..............................................            5,671
              88  Watts Water Technologies, Inc. .....................................            5,562
                                                                                        ---------------
                                                                                                127,345
                                                                                        ---------------

                  MARINE - 0.3%
             174  Matson, Inc. .......................................................            5,227
                                                                                        ---------------

                  MEDIA - 2.4%
             184  AMC Entertainment Holdings, Inc., Class A ..........................            4,186
             708  Gannett Co., Inc. ..................................................            6,174
              92  Meredith Corp. .....................................................            5,469
             476  National CineMedia, Inc. ...........................................            3,532
             416  New Media Investment Group, Inc. ...................................            5,608
             422  New York Times (The) Co., Class A ..................................            7,469
             142  Scholastic Corp. ...................................................            6,190
             150  Sinclair Broadcast Group, Inc. .....................................            4,935
             320  Time, Inc. .........................................................            4,592
                                                                                        ---------------
                                                                                                 48,155
                                                                                        ---------------

                  METALS & MINING - 0.9%
             158  Carpenter Technology Corp. .........................................            5,914
             298  Commercial Metals Co. ..............................................            5,790
              70  Kaiser Aluminum Corp. ..............................................            6,197
                                                                                        ---------------
                                                                                                 17,901
                                                                                        ---------------

                  MULTILINE RETAIL - 0.7%
             130  Big Lots, Inc. .....................................................            6,279
             118  Dillard's, Inc., Class A ...........................................            6,807
                                                                                        ---------------
                                                                                                 13,086
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.0%
             676  CVR Energy, Inc. ...................................................           14,710
             544  Delek US Holdings, Inc. ............................................           14,383
             562  Green Plains, Inc. .................................................           11,549
                                                                                        ---------------
                                                                                                 40,642
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 1.3%
              70  Deltic Timber Corp. ................................................            5,226
             236  KapStone Paper and Packaging Corp. .................................            4,869
              74  Neenah Paper, Inc. .................................................            5,938
             248  PH Glatfelter Co. ..................................................            4,846
             140  Schweitzer-Mauduit International, Inc. .............................            5,212
                                                                                        ---------------
                                                                                                 26,091
                                                                                        ---------------


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  PERSONAL PRODUCTS - 0.3%
             154  Inter Parfums, Inc. ................................................  $         5,644
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 0.8%
              92  Exponent, Inc. .....................................................            5,364
              62  Insperity, Inc. ....................................................            4,402
             168  Korn/Ferry International ...........................................            5,801
                                                                                        ---------------
                                                                                                 15,567
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
              76  Alexander & Baldwin, Inc. ..........................................            3,145
             162  Kennedy-Wilson Holdings, Inc. ......................................            3,086
              56  RE/MAX Holdings, Inc., Class A .....................................            3,139
                                                                                        ---------------
                                                                                                  9,370
                                                                                        ---------------

                  ROAD & RAIL - 0.8%
             206  ArcBest Corp. ......................................................            4,244
             264  Heartland Express, Inc. ............................................            5,496
             206  Werner Enterprises, Inc. ...........................................            6,046
                                                                                        ---------------
                                                                                                 15,786
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
             720  Brooks Automation, Inc. ............................................           15,617
             210  Cabot Microelectronics Corp. .......................................           15,504
             248  Power Integrations, Inc. ...........................................           18,079
             470  Xperi Corp. ........................................................           14,006
                                                                                        ---------------
                                                                                                 63,206
                                                                                        ---------------

                  SOFTWARE - 3.0%
             256  Ebix, Inc. .........................................................           13,799
             784  Monotype Imaging Holdings, Inc. ....................................           14,347
             526  Progress Software Corp. ............................................           16,248
             822  TiVo Corp. .........................................................           15,330
                                                                                        ---------------
                                                                                                 59,724
                                                                                        ---------------

                  SPECIALTY RETAIL - 3.9%
             548  Aaron's, Inc. ......................................................            8,091
             340  Buckle (The), Inc. .................................................            6,052
             238  Caleres, Inc. ......................................................            6,612
             438  Chico's FAS, Inc. ..................................................            4,126
              52  Children's Place (The), Inc. .......................................            5,309
             302  DSW, Inc., Class A .................................................            5,345
              86  Group 1 Automotive, Inc. ...........................................            5,446
             536  Guess?, Inc. .......................................................            6,850
              76  Lithia Motors, Inc., Class A .......................................            7,161
             124  Monro Muffler Brake, Inc. ..........................................            5,177
           1,354  Office Depot, Inc. .................................................            7,637
             408  Tailored Brands, Inc. ..............................................            4,553
             288  Tile Shop Holdings, Inc. ...........................................            5,947
                                                                                        ---------------
                                                                                                 78,306
                                                                                        ---------------


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
             494  Diebold Nixdorf, Inc., ADR .........................................  $        13,832
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.6%
             100  Oxford Industries, Inc. ............................................            6,249
             232  Wolverine World Wide, Inc. .........................................            6,498
                                                                                        ---------------
                                                                                                 12,747
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 2.3%
             220  Beneficial Bancorp, Inc. ...........................................            3,300
             236  Capitol Federal Financial, Inc. ....................................            3,354
             172  Dime Community Bancshares, Inc. ....................................            3,371
             224  Kearny Financial Corp. .............................................            3,326
             188  Meridian Bancorp, Inc. .............................................            3,177
              40  Meta Financial Group, Inc. .........................................            3,560
             196  Northfield Bancorp, Inc. ...........................................            3,362
             204  Northwest Bancshares, Inc. .........................................            3,185
             120  OceanFirst Financial Corp. .........................................            3,254
             202  Oritani Financial Corp. ............................................            3,444
             134  Provident Financial Services, Inc. .................................            3,401
             432  TrustCo Bank Corp. .................................................            3,348
             200  United Financial Bancorp, Inc. .....................................            3,338
              74  WSFS Financial Corp. ...............................................            3,356
                                                                                        ---------------
                                                                                                 46,776
                                                                                        ---------------

                  TOBACCO - 0.3%
              80  Universal Corp. ....................................................            5,176
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 1.6%
             224  Aircastle Ltd. .....................................................            4,872
              88  Applied Industrial Technologies, Inc. ..............................            5,196
              88  GATX Corp. .........................................................            5,656
             224  H&E Equipment Services, Inc. .......................................            4,572
             112  Kaman Corp. ........................................................            5,586
             194  Triton International Ltd. ..........................................            6,487
                                                                                        ---------------
                                                                                                 32,369
                                                                                        ---------------

                  WATER UTILITIES - 0.6%
              92  American States Water Co. ..........................................            4,362
             114  California Water Service Group .....................................            4,195
              82  SJW Group ..........................................................            4,033
                                                                                        ---------------
                                                                                                 12,590
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.4%
             238  Shenandoah Telecommunications Co. ..................................            7,307
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        1,832,591
                  (Cost $1,807,296)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 8.2%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 6.8%
              70  Agree Realty Corp. .................................................            3,211


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  EQUITY REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
               8  Alexander's, Inc. ..................................................  $         3,372
              84  American Assets Trust, Inc. ........................................            3,309
             194  CareTrust REIT, Inc. ...............................................            3,597
             358  CBL & Associates Properties, Inc. ..................................            3,018
             136  Chesapeake Lodging Trust ...........................................            3,328
             298  DiamondRock Hospitality Co. ........................................            3,263
              46  EastGroup Properties, Inc. .........................................            3,855
             270  Four Corners Property Trust, Inc. ..................................            6,780
             290  Franklin Street Properties Corp. ...................................            3,213
             136  Getty Realty Corp. .................................................            3,414
             140  Global Net Lease, Inc. .............................................            3,114
             162  Government Properties Income Trust .................................            2,966
             178  Hersha Hospitality Trust ...........................................            3,295
             166  Kite Realty Group Trust ............................................            3,142
              70  LTC Properties, Inc. ...............................................            3,597
             242  Monmouth Real Estate Investment Corp. ..............................            3,642
             338  Monogram Residential Trust, Inc. ...................................            3,282
             148  National Storage Affiliates Trust ..................................            3,420
             324  New Senior Investment Group, Inc. ..................................            3,256
             112  Pebblebrook Hotel Trust ............................................            3,611
             238  Pennsylvania Real Estate Investment Trust ..........................            2,694
              72  Potlatch Corp. .....................................................            3,290
              70  QTS Realty Trust, Inc., Class A ....................................            3,663
             266  Ramco-Gershenson Properties Trust ..................................            3,431
             174  Retail Opportunity Investments Corp. ...............................            3,339
             150  Rexford Industrial Realty, Inc. ....................................            4,116
             116  Sabra Health Care REIT, Inc. .......................................            2,796
              54  Saul Centers, Inc. .................................................            3,131
             130  Select Income REIT .................................................            3,124
              78  Seritage Growth Properties .........................................            3,272
             136  Stag Industrial, Inc. ..............................................            3,754
             208  Summit Hotel Properties, Inc. ......................................            3,879
             122  Terreno Realty Corp. ...............................................            4,106
             190  Tier REIT, Inc. ....................................................            3,511
              52  Universal Health Realty Income Trust ...............................            4,136
             406  Washington Prime Group, Inc. .......................................            3,398
             112  Washington Real Estate Investment Trust ............................            3,573
             194  Xenia Hotels & Resorts, Inc. .......................................            3,758
                                                                                        ---------------
                                                                                                136,656
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 1.4%
             174  Apollo Commercial Real Estate Finance, Inc. ........................            3,228
             314  Capstead Mortgage Corp. ............................................            3,275
             412  CYS Investments, Inc. ..............................................            3,465
             164  Hannon Armstrong Sustainable, Inc. .................................            3,750
             212  Invesco Mortgage Capital, Inc. .....................................            3,543
             232  Ladder Capital Corp. ...............................................            3,111


                        See Notes to Portfolio of Investments

SMALL CAP US EQUITY SELECT ETF (RNSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
             186  PennyMac Mortgage Investment Trust .................................  $         3,402
             202  Redwood Trust, Inc. ................................................            3,442
                                                                                        ---------------
                                                                                                 27,216
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          163,872
                  (Cost $165,471)                                                       ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................        1,996,463
                  (Cost $1,972,767) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            1,660
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     1,998,123
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $43,535 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,839.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     1,832,591  $     1,832,591  $            --  $            --
Real Estate Investment Trusts*................          163,872          163,872               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     1,996,463  $     1,996,463  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 84.8%

                  AEROSPACE & DEFENSE - 2.0%
             106  Boeing (The) Co. ...................................................  $        20,961
              70  Lockheed Martin Corp. ..............................................           19,433
                                                                                        ---------------
                                                                                                 40,394
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 1.1%
             198  United Parcel Service, Inc., Class B ...............................           21,897
                                                                                        ---------------

                  AUTOMOBILES - 1.6%
           1,516  Ford Motor Co. .....................................................           16,964
             418  General Motors Co. .................................................           14,601
                                                                                        ---------------
                                                                                                 31,565
                                                                                        ---------------

                  BANKS - 0.7%
             154  BB&T Corp. .........................................................            6,993
             128  Wells Fargo & Co. ..................................................            7,093
                                                                                        ---------------
                                                                                                 14,086
                                                                                        ---------------

                  BEVERAGES - 1.1%
             268  Coca-Cola (The) Co. ................................................           12,020
              82  PepsiCo, Inc. ......................................................            9,470
                                                                                        ---------------
                                                                                                 21,490
                                                                                        ---------------

                  BIOTECHNOLOGY - 6.2%
             706  AbbVie, Inc. .......................................................           51,192
             196  Amgen, Inc. ........................................................           33,757
             536  Gilead Sciences, Inc. ..............................................           37,938
                                                                                        ---------------
                                                                                                122,887
                                                                                        ---------------

                  CAPITAL MARKETS - 1.0%
             304  Invesco, Ltd. ......................................................           10,698
             122  T. Rowe Price Group, Inc. ..........................................            9,053
                                                                                        ---------------
                                                                                                 19,751
                                                                                        ---------------

                  CHEMICALS - 0.9%
              26  Air Products & Chemicals, Inc. .....................................            3,720
             188  CF Industries Holdings, Inc. .......................................            5,256
              58  LyondellBasell Industries N.V., Class A ............................            4,895
             184  Mosaic (The) Co. ...................................................            4,201
                                                                                        ---------------
                                                                                                 18,072
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 1.6%
           1,022  Cisco Systems, Inc. ................................................           31,988
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 2.6%
              94  International Paper Co. ............................................            5,321
             208  Packaging Corp. of America .........................................           23,169
             416  WestRock Co. .......................................................           23,571
                                                                                        ---------------
                                                                                                 52,061
                                                                                        ---------------

                  DISTRIBUTORS - 0.5%
             106  Genuine Parts Co. ..................................................            9,832
                                                                                        ---------------


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
             306  AT&T, Inc. .........................................................  $        11,545
           1,108  Centurylink, Inc. ..................................................           26,459
             266  Verizon Communications, Inc. .......................................           11,880
                                                                                        ---------------
                                                                                                 49,884
                                                                                        ---------------

                  ELECTRIC UTILITIES - 1.8%
              56  Alliant Energy Corp ................................................            2,249
              38  American Electric Power Co., Inc. ..................................            2,640
              36  Duke Energy Corp. ..................................................            3,009
              24  Edison International ...............................................            1,877
              44  Entergy Corp. ......................................................            3,378
              38  Eversource Energy ..................................................            2,307
              72  Exelon Corp. .......................................................            2,597
             104  FirstEnergy Corp. ..................................................            3,033
              16  NextEra Energy, Inc. ...............................................            2,242
              32  PG&E Corp. .........................................................            2,124
              26  Pinnacle West Capital Corp. ........................................            2,214
              80  PPL Corp. ..........................................................            3,093
              66  Southern (The) Co. .................................................            3,160
              50  Xcel Energy, Inc. ..................................................            2,294
                                                                                        ---------------
                                                                                                 36,217
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 2.4%
             300  Eaton Corp. PLC ....................................................           23,349
             388  Emerson Electric Co. ...............................................           23,132
                                                                                        ---------------
                                                                                                 46,481
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 0.4%
             114  Schlumberger, Ltd. .................................................            7,506
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 1.1%
             298  Wal-Mart Stores, Inc. ..............................................           22,553
                                                                                        ---------------

                  FOOD PRODUCTS - 1.8%
             190  Archer-Daniels-Midland Co. .........................................            7,862
             186  General Mills, Inc. ................................................           10,304
             136  Kellogg Co. ........................................................            9,447
             100  Kraft Heinz (The) Co. ..............................................            8,564
                                                                                        ---------------
                                                                                                 36,177
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 4.3%
             234  Darden Restaurants, Inc. ...........................................           21,163
             634  Las Vegas Sands Corp. ..............................................           40,506
             156  McDonald's Corp. ...................................................           23,893
                                                                                        ---------------
                                                                                                 85,562
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 2.3%
             900  Garmin Ltd. ........................................................           45,927
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 1.0%
              72  Kimberly-Clark Corp. ...............................................            9,296


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOUSEHOLD PRODUCTS (CONTINUED)
             112  Procter & Gamble (The) Co. .........................................  $         9,761
                                                                                        ---------------
                                                                                                 19,057
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 1.1%
             780  General Electric Co. ...............................................           21,068
                                                                                        ---------------

                  INSURANCE - 1.8%
             122  Arthur J. Gallagher & Co. ..........................................            6,985
              96  Cincinnati Financial Corp. .........................................            6,955
             148  MetLife, Inc. ......................................................            8,131
             108  Principal Financial Group, Inc. ....................................            6,920
              66  Prudential Financial, Inc. .........................................            7,137
                                                                                        ---------------
                                                                                                 36,128
                                                                                        ---------------

                  IT SERVICES - 3.1%
             212  International Business Machines Corp. ..............................           32,612
             372  Paychex, Inc. ......................................................           21,181
             416  Western Union (The) Co. ............................................            7,925
                                                                                        ---------------
                                                                                                 61,718
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.9%
             860  Mattel, Inc. .......................................................           18,516
                                                                                        ---------------

                  MACHINERY - 2.5%
             260  Caterpillar, Inc. ..................................................           27,940
             128  Cummins, Inc. ......................................................           20,764
                                                                                        ---------------
                                                                                                 48,704
                                                                                        ---------------

                  MEDIA - 1.8%
             756  Interpublic Group of (The) Cos., Inc. ..............................           18,597
             214  Omnicom Group, Inc. ................................................           17,741
                                                                                        ---------------
                                                                                                 36,338
                                                                                        ---------------

                  METALS & MINING - 0.2%
              62  Nucor Corp. ........................................................            3,588
                                                                                        ---------------

                  MULTI-UTILITIES - 1.2%
              42  Ameren Corp. .......................................................            2,296
              98  Centerpoint Energy, Inc. ...........................................            2,683
              46  CMS Energy Corp. ...................................................            2,128
              32  Consolidated Edison, Inc. ..........................................            2,586
              34  Dominion Resources, Inc. ...........................................            2,606
              22  DTE Energy Co. .....................................................            2,327
              62  Public Service Enterprise Group, Inc. ..............................            2,667
              40  SCANA Corp. ........................................................            2,680
              18  Sempra Energy ......................................................            2,030
              40  WEC Energy Group, Inc. .............................................            2,455
                                                                                        ---------------
                                                                                                 24,458
                                                                                        ---------------

                  MULTILINE RETAIL - 3.2%
           1,254  Macy's, Inc. .......................................................           29,143


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MULTILINE RETAIL (CONTINUED)
             642  Target Corp. .......................................................  $        33,570
                                                                                        ---------------
                                                                                                 62,713
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 6.1%
             128  Chevron Corp. ......................................................           13,354
             154  Exxon Mobil Corp. ..................................................           12,433
             188  Marathon Petroleum Corp. ...........................................            9,838
             254  Occidental Petroleum Corp. .........................................           15,207
              58  ONEOK, Inc. ........................................................            3,025
             136  Phillips 66 ........................................................           11,246
             370  Targa Resources Corp. ..............................................           16,724
             110  Tesoro Corp. .......................................................           10,296
             194  Valero Energy Corp. ................................................           13,087
             536  Williams (The) Cos., Inc. ..........................................           16,230
                                                                                        ---------------
                                                                                                121,440
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.8%
             804  Coty, Inc., Class A ................................................           15,083
                                                                                        ---------------

                  PHARMACEUTICALS - 7.7%
             652  Bristol-Myers Squibb Co. ...........................................           36,330
             258  Johnson & Johnson ..................................................           34,131
             592  Merck & Co., Inc. ..................................................           37,941
           1,304  Pfizer, Inc. .......................................................           43,801
                                                                                        ---------------
                                                                                                152,203
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
             924  Intel Corp. ........................................................           31,176
             738  Maxim Integrated Products, Inc. ....................................           33,136
             740  QUALCOMM, Inc. .....................................................           40,863
                                                                                        ---------------
                                                                                                105,175
                                                                                        ---------------

                  SOFTWARE - 2.0%
           1,174  CA, Inc. ...........................................................           40,468
                                                                                        ---------------

                  SPECIALTY RETAIL - 3.5%
           1,158  Gap (The), Inc. ....................................................           25,464
             830  L Brands, Inc. .....................................................           44,729
                                                                                        ---------------
                                                                                                 70,193
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.3%
           1,822  HP, Inc. ...........................................................           31,848
           1,364  Seagate Technology PLC .............................................           52,855
                                                                                        ---------------
                                                                                                 84,703
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 1.2%
             268  Coach, Inc. ........................................................           12,687
             176  VF Corp. ...........................................................           10,138
                                                                                        ---------------
                                                                                                 22,825
                                                                                        ---------------


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  TOBACCO - 1.2%
             156  Altria Group, Inc. .................................................  $        11,617
             108  Philip Morris International, Inc. ..................................           12,685
                                                                                        ---------------
                                                                                                 24,302
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        1,683,010
                  (Cost $1,681,591)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 15.1%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 13.7%
              70  Alexandria Real Estate Equities, Inc. ..............................            8,433
              42  AvalonBay Communities, Inc. ........................................            8,071
             108  Crown Castle International Corp. ...................................           10,820
              80  Digital Realty Trust, Inc. .........................................            9,036
             278  Duke Realty Corp. ..................................................            7,770
             134  Equity Residential .................................................            8,821
              32  Essex Property Trust, Inc. .........................................            8,233
             142  Extra Space Storage, Inc. ..........................................           11,076
              58  Federal Realty Investment Trust ....................................            7,331
             402  GGP, Inc. ..........................................................            9,471
             486  HCP, Inc. ..........................................................           15,532
             584  Host Hotels & Resorts, Inc. ........................................           10,670
             420  Iron Mountain Reit, Inc. ...........................................           14,431
             606  Kimco Realty Corp. .................................................           11,120
             180  Macerich (The) Co. .................................................           10,451
              82  Mid-America Apartment Communities, Inc. ............................            8,641
             162  Prologis, Inc. .....................................................            9,500
              40  Public Storage .....................................................            8,341
             180  Realty Income Corp. ................................................            9,932
              58  Simon Property Group, Inc. .........................................            9,382
              70  SL Green Realty Corp. ..............................................            7,406
             232  UDR, Inc. ..........................................................            9,041
             182  Ventas, Inc. .......................................................           12,645
           1,990  VEREIT, Inc. .......................................................           16,199
              68  Vornado Realty Trust ...............................................            6,385
             174  Welltower, Inc. ....................................................           13,024
             276  Weyerhaeuser Co. ...................................................            9,246
                                                                                        ---------------
                                                                                                271,008
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 1.4%
           2,398  Annaly Capital Management, Inc. ....................................           28,896
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          299,904
                  (Cost $303,846)                                                       ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................        1,982,914
                  (Cost $1,985,437) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            1,170
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     1,984,084
                                                                                        ===============

-----------------------------


                        See Notes to Portfolio of Investments

US EQUITY DIVIDEND SELECT ETF (RNDV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $22,910 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,433.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   6/30/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     1,683,010  $     1,683,010  $            --  $            --
Real Estate Investment Trusts*................          299,904          299,904               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     1,982,914  $     1,982,914  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-four exchange-traded funds. This report covers the six funds (each a "Fund" and collectively, the "Funds") listed below, each a non-diversified series of the Trust.

        Developed International Equity Select ETF - (The Nasdaq Stock Market LLC
           ("Nasdaq") ticker "RNDM")
        Emerging Markets Equity Select ETF - (Nasdaq ticker "RNEM")
        Large Cap US Equity Select ETF - (Nasdaq ticker "RNLC")
        Mid Cap US Equity Select ETF - (Nasdaq ticker "RNMC")
        Small Cap US Equity Select ETF - (Nasdaq ticker "RNSC")
        US Equity Dividend Select ETF - (Nasdaq ticker "RNDV")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts ("REITs"), exchange traded funds ("ETFs"), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by a third-party pricing service or by certain independent dealers in such contracts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the day during which investors transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

RNDM and RNEM are subject to foreign currency risk in the normal course of pursuing their investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. RNDM and RNEM use forward foreign currency contracts to facilitate transactions in foreign securities and to manage foreign currency exposure. These contracts are valued daily, and each Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date,

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2017 (UNAUDITED)


is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Funds could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in each Fund's Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with that Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances. As of June 30, 2017, RNDM had no open forward foreign currency contracts.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (June 20, 2017 through June 30, 2017), the notional values of forward foreign currency contracts opened and closed were as follows:

                                    Opened             Closed
                                ---------------    ---------------
RNEM                            $       136,014    $            --

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VI
                 ---------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2017
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2017
     -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2017
     -----------------

* Print the name and title of each signing officer under his or her signature.